As filed with the Securities and Exchange Commission on
                      August 28[/R], 1998

                                     Registration No. 333-515[/R]
                                                     811-7513
-----------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ---------------

                           FORM N-1A
                                                             ----
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X/
                                                             ----
                                                             ----
                  Pre-Effective Amendment No.               /   /
                                                             ----
                                                             ----
              Post-Effective Amendment No. 17[/R]           / X /
                           and/or[/R]                        ----
                                                             ----
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   / X /
                          ACT OF 1940                        ----
                                                             ----
                     Amendment No.  19[/R]                  / X /
                (Check appropriate box or boxes)             ----
                        ---------------
                       PUTNAM FUNDS TRUST
     (Exact Name of Registrant as Specified in Charter)[/R]

      One Post Office Square, Boston, Massachusetts 02109
    (Address of Principal Executive Offices) (Zip Code)[/R]

       Registrant's Telephone Number, including Area Code
                         (617) 292-1000
                         --------------

     It is proposed that this filing will become effective
                    (check appropriate box)


 ----
/   /     immediately upon filing pursuant to paragraph (b)
----
        ----
/   /     on (date)[/R] pursuant to paragraph (b)
----
 ----
/   /     60 days after filing pursuant to paragraph (a)(1)
----
        ----
   / X     /   on October 30, 1998[/R] pursuant to paragraph
(a)(1)
----
 ----
/   /     75 days after filing pursuant to paragraph (a)(2)
----
        ----
/   /     on (date) pursuant to paragraph (a)(2) of Rule 48 5.
----
If appropriate, check the following box:
        ----
/   /     this post-effective amendment designates a new
---- effective date for a previously filed post-effective amendment.


                         --------------

                 JOHN R. VERANI, Vice President
                       PUTNAM FUNDS TRUST
                     One Post Office Square
                  Boston, Massachusetts 02109
            (Name and address of agent for service)
                        ---------------
                            Copy to:
                   JOHN W. GERSTMAYR, Esquire
                          ROPES & GRAY
                    One International Place
                  Boston, Massachusetts 02110


PART C
 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.



                                    Prospectus OCTOBER 30,
                                    1998

PUTNAM INTERNATIONAL GROWTH & INCOME

FUND

CLASS A, B AND M SHARES
INVESTMENT CATEGORY: GROWTH AND INCOME This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.
Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund. Information about this fund, and other Putnam funds, is available from your financial advisor or Putnam's Web site at www.putnaminv.com, or by calling 1-800-225-1851.
The U.S. Securities and Exchange Commission (SEC) neither evaluates the investment merit of the fund or its shares nor guarantees the accuracy or adequacy of the information in this prospectus. Any statement to the contrary is a crime.

 CONTENTS
 2FUND SUMMARY
 2Goal
 2Main investment strategies
 2Main risks
 3Performance information
 4Fees and expenses
 5WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES AND RELATED
  RISKS?
 11WHO MANAGES THE FUND?
12 HOW DOES THE FUND PRICE
        ITS SHARES?
 12HOW DO I BUY FUND
SHARES?
 16HOW DO I SELL FUND
SHARES?
 17HOW DO I EXCHANGE FUND
SHARES?
 19FUND DISTRIBUTIONS AND
TAXES
 20FINANCIAL HIGHLIGHTS

   BOSTON  LONDON  TOKYO

Fund summary
GOAL
The fund seeks capital  growth.  Current
income is a secondary objective.
MAIN INVESTMENT STRATEGIES
The fund is designed for investors who seek
growth of the value of their investment over
time with a modest level of current income.
The fund generally diversifies its
investments among a number of different
countries by investing at least 65% of its
total assets in at least three countries
other than the United States.  The fund
invests mainly in common stocks that Putnam
Management believes are currently
selling below their true worth.  Such
investments are also known as value
stocks. The fund invests mainly in large
companies, although it can invest in
companies of any size. The fund emphasizes
investments in more developed countries,
but may also invest in companies located
in emerging markets.
MAIN RISKS
The main risks of investing in the fund
include
O    The risks of investing outside the
United States, such as currency
fluctuations, economic or financial
instability, or unfavorable political or
legal developments in international
markets.
O    The risk that the stock  price of one
or more of the companies in the fund's
portfolio will fall, or will fail to
appreciate as anticipated by Putnam
Management, regardless of movements in
foreign or U.S. securities markets. Many
factors can adversely affect a stock's
performance. This risk is greater for
smaller companies, which tend to be more
vulnerable to adverse developments.
O    The risk that movements in foreign
or U.S. securities markets will
adversely affect the value of the
fund's investments, regardless of how
well the companies in the fund's
portfolio perform.
The fund's shares may rise and fall in
value, and you can lose money by
investing in the fund. The fund may not
achieve its goals, and is not intended
as a complete investment program. An
investment in the fund is not a bank
deposit and is not insured or
guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any
other government agency.
PERFORMANCE INFORMATION
The bar chart that follows shows how the performance of the fund's class A shares has varied. The table following the chart compares the fund's average annual total returns for the periods shown for class A, B and M shares to a broad measure of market performance. Of course, the fund's past performance is not an indication of future performance.
CALENDAR YEAR TOTAL RETURNS FOR CLASS A
SHARES

1996           8.62
1997          20.52

Sales charges are not reflected in the
performance figures in the bar chart. If
these charges were reflected, returns
would be less than those shown. The
return shown for 1996 is not annualized.
Year-to-date returns for 1998 through
6/30/98 were 15.75%. During the period
shown, the highest return for a quarter
was 10.51% (quarter ending June 30,
1997) and the lowest return for a
quarter was -2.89% (quarter ending
December 31, 1997).
AVERAGE ANNUAL TOTAL
RETURNS (for periods ending
12/31/97)
           PAST   PAST PAST     SINCE
           1 YEAR 5
YEARS10 YEARS INCEPTION*
CLASS A    13.64% NA   NA     15.95%
CLASS B    14.54% NA   NA     17.30%
CLASS M    15.69% NA   NA     17.33%
MSCI EAFE   1.78% NA   NA      4.46%
* Inception dates: class A
- 8/1/96
(also used for MSCI EAFE Index); class B -
8/1/96; class M - 8/1/96 Class A and class M share performance reflects the current maximum initial sales charges an investor could pay to invest in the fund. Class B performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/97. The Morgan
Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australia, and the Far East, with all values expressed in U.S. dollars.
FEES AND EXPENSES
This table summarizes the fees and expenses you may pay if you buy and hold shares of the fund.
You pay shareholder fees directly. Annual fund operating expenses are deducted from the fund's assets.
SHAREHOLDER FEES
                  CLASS A
CLASS B
CLASS M
Maximum sales charge
(load) imposed
on purchases (as a
percentage of
the offering price) 5.75%
NONE 3.50%

Maximum deferred sales charge (load)(as a
percentage of the original purchase price or
redemption proceeds, whichever is lower)
NONE* 5.00%  NONE
*A deferred sales charge of up to 1% may be
imposed on certain redemptions of class A
shares bought without an initial sales
charge.
ANNUAL FUND OPERATING
EXPENSES (based on the
fund's last fiscal year)
                                TOTAL FUND
       MANAGEMENT
DISTRIBUTION OTHER
OPERATING
       FEES     (12B-1) FEES    EXPENSES
EXPENSES
CLASS A         0.78% 0.25%  0.33% 1.36%
CLASS B         0.78% 1.00%  0.33% 2.11%
CLASS M         0.78% 0.75%  0.33% 1.86%

EXAMPLE OF HOW EXPENSES CAN
AFFECT YOUR INVESTMENT
This example can help you compare the cost of
investing in this fund to the cost of
investing in other mutual funds. It assumes
that you invest $10,000 in the fund for the
time periods shown and then, except as shown,
redeem all your shares at the end of those
periods. It also assumes a 5% return on your
investment each year and that the fund's
operating expenses remain the same. Your
actual costs and returns may be higher or
lower.
             1 YEAR 3 YEARS
5 YEARS 10 YEARS
CLASS A        $706  $981
$1,277  $2,116
CLASS B        $714  $961
$1,334
$2,250*
CLASS B(no redemption)
$214    $661 $1,134
$2,250*
CLASS M        $532  $914
$1,321  $2,453

*Reflects the conversion of
class B
 shares to class A shares,
which pay
 lower 12b-1 fees, about
eight years
 after purchase.

What are the fund's main investment strategies and
related risks?
Any investment carries with it some level of risk
that generally reflects its potential for reward.
The fund pursues its goals of capital growth and
current income by investing mainly in common
stocks, which represent ownership interests in
companies. The fund generally invests in so-called
value stocks.
O    COMMON STOCKS. The value of a company's
stock may fall as a result of factors relating directly to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but companies in a number of different industries, such as increases in production costs. The value of a company's stock may also fall due to changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt.
For this reason, the value of the stock will usually react more strongly than the bonds and other debt to actual or perceived changes in the company's financial condition or prospects.
    VALUE STOCKS.
The fund may also invest in companies that are not expected to experience significant earnings growth, but whose stock Putnam Management believes is undervalued. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Putnam Management's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its stock may fall or may not approach the value that Putnam Management has placed on it.

    FOREIGN INVESTMENTS.
The fund may invest without limit in securities of foreign issuers. Foreign investments involve certain special risks, including Unfavorable changes in currency exchange rates: Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S.
dollar.

O    Political and economic  developments:
Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases.

O    Unreliable or untimely
information:
  There may be less information publicly
  available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United
  States.

O    Limited legal recourse: Legal remedies for
investors such as the fund may be more limited
than those available in the United States.
O    Limited markets: Certain foreign
  investments may be less liquid (harder to
  buy and sell) than domestic investments,
  which means the fund may at times be unable
  to sell these foreign investments at
  desirable prices. Brokerage commissions and
  other fees are generally higher for foreign
  investments than for domestic investments.
  The procedures and rules for settling
foreign transactions may also involve delays
in payment, delivery or recovery of money or
investments.
Common stocks of foreign  companies have
historically offered lower dividends
than comparable U.S. companies. Foreign
withholding taxes may further reduce the
amount of income available to distribute to
shareholders of the fund. The fund's yield is
therefore expected to be lower than yields of
most funds that invest mainly in U.S.
companies. Certain of these risks may also
apply to some extent to U.S.-traded
investments that are denominated in foreign
currencies, investments in U.S. companies
that are traded in foreign markets, or to
investments in U.S. companies that have
significant foreign operations.
O    EMERGING MARKETS. While the fund emphasizes
investments in more developed countries, it may also invest in less developed and developing countries, which are sometimes referred to as "emerging markets." The risks of foreign investments are typically increased in emerging markets. For example, political and economic structures in these countries may be young and developing rapidly, which can cause instability.
These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these reasons, investments in emerging markets are often considered speculative.

DERIVATIVES. The fund may engage in a
variety of transactions using "derivatives", such as futures, options, warrants, forwards and swaps contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying security, basket of securities, index or currency.

The fund may use derivatives to hedge its portfolio. For example, it may purchase a currency derivative to protect the fund from declines in securities traded in that currency.
The fund may also use derivatives for non-hedging purposes. For example, the fund may purchase a derivative to gain exposure to markets difficult to access through non-derivatives or to adjust portfolio characteristics of the fund's portfolio such as sector or country allocation, without affecting underlying portfolio security selection.

The fund's return with respect to a
derivative typically depends on the change in
the value of the security, index or currency
specified in the derivative instrument.
With respect to certain derivatives, such as
futures and swaps, the fund may not only
receive a return from the instrument but may
be obligated to pay the counterparty if the
instrument moves the other direction. For
example, if the fund purchases a future on an
equity index, if the index goes up the fund
will receive a return. If the index goes down
the fund will be required to pay amounts to
its counterparty.   The fund may enter into
transactions in which it receives a return when the referenced instrument goes up
("long" positions) or in which the instrument goes down ("short" positions). Short positions are used to reduce exposure to underlying securities or currencies.
Derivatives may be traded in  organized
exchanges or in individually negotiated
transactions with counterparties (these
latter types of derivatives are known as "over the counter" instruments).

Derivatives involve special risks and costs and may result in losses. The successful use of derivatives requires sophisticated management and the fund will be dependent on Putnam Management's ability to analyze and manage derivatives purchased. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives may magnify or otherwise increase investment losses.

Other risks arise from the potential
inability to terminate derivatives
positions.  A liquid secondary market may
not exist for the fund's derivatives
positions at any time.  These liquidity
risks will be more pronounced for overthe-
counter instruments than for exchange
traded instruments.  Many overthe-counter
instruments will not be liquid.   Over-
the-counter instruments also involve the risk that the fund's counterparty will default on its obligations to the fund.
The fund's use of derivatives may result in the recognition of more investment income or short-term capital gains as compared to long-term capital gains
(which are generally taxed at a lower
rate).

O    FREQUENT TRADING. The fund may buy and sell
investments relatively often, which involves higher expenses, including brokerage commissions.
Frequent trading may also increase the
amount of capital gains (including short term capital gains, which are generally taxable at ordinary income tax rates) realized by the fund and on which shareholders must pay tax.

O    SMALLER COMPANIES. The fund may invest in
small and relatively less wellknown companies,
including companies
with market capitalizations of less than $1
billion. These companies are more likely than
larger companies to have limited product lines,
markets or financial resources, or to depend on a
small, inexperienced management group. Stocks of
smaller companies may trade less frequently and in
limited volume, and their prices may fluctuate more
than stocks of other companies. Stocks of smaller
companies may therefore be more vulnerable to
adverse developments than those of larger
companies.
O    OTHER INVESTMENTS. The fund may also make
other types of investments, such as preferred
stocks, convertible securities or fixed income
investments and may be subject to other risks, as
described in the fund's statement of additional
information (SAI).
O    ALTERNATIVE STRATEGIES. At times Putnam
Management may judge that market conditions make pursuing the fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.
O
CHANGES IN POLICIES. The fund's Trustees may change the fund's goals, investment strategies and other policies described above without shareholder approval, except as otherwise indicated.
Who manages the fund?
The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam
Management a management fee of 0.78% of average net assets for the fund's last fiscal year.
Putnam Management's address is One Post Office
Square, Boston, MA 02109.
The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their recent professional experience is also shown.
MANAGER SINCE
                 EXPERIENCE

Deborah Kuenstner1997
                 Employed as an
                 investment
Managing Director
professional
          by Putnam
                    Management since March
                    1997. Prior to March 1997, Ms.
                    Kuenstner was the Senior
                    Portfolio Manager at Dupont
                    Pension Fund Investment.
George W. Stairs    1997
Employed as an
investment
Senior Vice President
professional by Putnam

  Management since
                    July 1994. Prior to
                    July 1994, Mr. Stairs was an
                    Associate at ValueQuest Ltd.
How does the fund price its
shares?

The net asset value (NAV) of shares of each
class equals the total value of its assets,
less its liabilities, divided by the number of
its outstanding shares. Shares are only valued
as of the close of regular trading on the New
York Stock Exchange each day the exchange is
open. The fund values its investments for
which market quotations are readily available
at market value. It values short-term
investments that will mature within 60 days at
amortized cost, which approximates market
value. It values all other investments and
assets at their fair value.
The fund translates prices for its investments quoted
in foreign currencies into U.S. dollars at current
exchange rates. As a result, changes in the value of
those currencies in relation to the U.S. dollar may
affect the fund's NAV.
Because foreign markets may be open at different times
than the New York Stock Exchange, the value of the
fund's shares may change on days when shareholders are
not able to buy or sell them. If events materially
affecting the values of the fund's foreign investments
occur between the close of foreign markets and the
close of regular trading on the New York Stock Exchange,
these investments will be valued at their fair value.
How do I buy fund shares?
You can open a fund account with as little as $500 and
make additional investments at any time with as little
as $50. The fund sells its shares at the offering
price, which is the NAV plus any applicable sales charge.
Your financial advisor or Putnam Investor Services
generally must receive your completed buy order before
the close of regular trading on the exchange for your
shares to be bought at that day's offering price.
You can buy shares
O    THROUGH A FINANCIAL
ADVISOR Your advisor will be responsible
for furnishing all necessary documents to Putnam Investor
Services, and may charge you for his or her services.
O    THROUGH SYSTEMATIC
INVESTING You can make regular investments
of $25 or more per month through automatic deductions
from your bank checking or savings account. Application
forms are available through your advisor or Putnam
Investor Services at 1-800-225-1581.
You may also complete an order form and write a check
for the amount you wish to invest, payable to the fund.
Return the check and completed form to Putnam
Mutual Funds.
The fund may periodically close to new purchases of
shares or refuse any order to buy shares if the fund
determines that doing so would be in the best
interests of the fund and its shareholders.
WHICH CLASS OF SHARES IS BEST FOR ME? This prospectus
offers you a choice of three classes of fund shares: A,
B, and M. This allows you to choose among different types
of sales charges and different levels of ongoing
operating expenses, as illustrated in the "Fees and
expenses" section. The class of shares that is best for
you depends on a number of factors, including the
amount you plan to invest and how long you plan to
hold the shares. Here is a summary of the differences
among the classes of shares:
CLASS A SHARES
O    Initial sales charge of
up to 5.75%
O    Lower sales charge for
investments
of $50,000 or more
O    No deferred sales
charge (except on
certain redemptions of
shares bought without an
initial sales charge)
O    Lower annual expenses,
and higher
dividends, than class B or
M shares because of lower
12b-1 fee

CLASS B SHARES
O    No initial sales
charge
O    Deferred sales charge
of up to 5%
if you sell shares within 6
years after you bought them
O    Higher annual
expenses, and lower
dividends, than class A or
M shares because of higher
12b-1 fee
O    Convert automatically
to class A
shares after about 8 years,
reducing the future 12b-1
fee (and may convert sooner
in some cases)
O    Orders for class B
shares for more
than $250,000 are treated as
orders for class A shares or
refused

CLASS M SHARES
O    Initial sales charge of
up to 3.50% O    Lower sales
charges for larger
investments of $50,000 or
more
O    No deferred sales
charge
O    Lower annual expenses,
and higher dividends, than
class B shares because of
lower 12b-1 fee
O    Higher annual expenses,
and lower dividends, than
class A shares because of
higher 12b-1 fee
O    No conversion to class
A shares, so future 12b-1
fee does not decrease

INITIAL SALES CHARGES FOR
CLASS A AND M SHARES
          CLASS A SALES
CHARGECLASS M SA LES CHARGE
          AS A PERCENTAGE OF:AS
A PERCENT AGE OF:
-------------------------------
----------------------------
AMOUNT OF PURCHASE   NET
AMOUNTOFFERINGNET AMOUNT
OFFERING
AT OFFERING PRICE
($)INVESTEDPRICEINVEST ED
PRICE
Under 50,000     6.10% 5.75%
3.63%  3.50% 50,000 but under
100,000       4.71   4.50 2.56
2.50
100,000 but under 250,0003.63
3.50   1.52 1.50
250,000 but under 500,0002.56
2.50   1.01 1.00
500,000 but under 1,000,000
2.04   2.00 NONE        NONE
1,000,000 and above     NONE
NONE   NONE NONE --------------
-------------------------------
--------------

DEFERRED SALES CHARGES FOR
CLASS B AND CERTAIN CLASS A
SHARES
If you sell (redeem) class B
shares
within six years after you
bought them, you will
generally pay a deferred
sales charge according to
the following schedule.
YEAR AFTER
PURCHASE    1    2    3    4  5   6  7+
CHARGE      5%   4%   3%   3% 2%  1% 0%

A deferred sales charge of
up to 1% may apply to class
A shares purchased without
an initial sales charge, if
redeemed within two years
after purchase.
Deferred sales charges will
be based on the lower of the
shares' cost and current
NAV. Shares not subject to
any charge will be redeemed
first, followed by shares
held longest. You may sell
shares acquired by
reinvestment of
distributions without a
charge at any time.
O    YOU MAY BE ELIGIBLE FOR
REDUCTIONS AND WAIVERS OF
SALES CHARGES. Sales charges
may be reduced or waived
under certain circumstances
and for certain groups.
Consult the fund's SAI, your
financial advisor or Putnam
Mutual Funds for details.
O    DISTRIBUTION (12B-1)
PLANS. The fund has adopted
distribution plans to pay
for the marketing of fund
shares and for services
provided to shareholders.
The plans provide for
payments at annual rates
(based on average net
assets) of up to 0.35% on
class A shares and 1.00% on
class B and class M shares.
The Trustees currently limit
payments on class A and
class M shares to 0.25% and
0.75% of average net assets,
respectively. Because these
fees are paid out of the
fund's assets on an ongoing
basis, the higher fees for
class B and class M shares
will increase the cost of
your investment over time
and may cost you more than
paying the initial sales
charge for class A shares.
Because class M shares,
unlike class B shares, do
not convert to class A
shares, class M shares may
cost you more over time than
class B shares.
How do I sell fund shares?
You can sell your shares
back to the fund any day the
New York Stock Exchange is
open, either through your
financial advisor or
directly to the fund.
Redemptions may be delayed
until the fund collects the
purchase price of shares or
until 15 calendar days after
the purchase date.

O    SELLING SHARES THROUGH
YOUR FINANCIAL ADVISOR. Your
advisor must receive your
request in proper form
before the close of regular
trading on the New York
Stock Exchange to receive
that day's NAV, less any
applicable deferred sales
charge. Your advisor will be
responsible for furnishing
all necessary documents to
Putnam Investor Services on
a timely basis and may
charge you for his or her
services.
O    SELLING SHARES DIRECTLY
TO THE FUND. Putnam Investor
Services must receive your
request in proper form
before the close of regular
trading on the New York
Stock Exchange in order to
receive that day's NAV, less
any applicable sales charge.
BY MAIL. Send a signed
letter of instruction to
Putnam Investor Services. If
you have certificates for
the shares you want to sell,
you must include them along
with completed stock power
forms. BY TELEPHONE. You may
use Putnam's Telephone
Redemption Privilege to
redeem
shares valued at less than
$100,000 unless you have
notified Putnam Investor
Services of an address
change within the preceding
15 days. Unless you indicate
otherwise on the account
application, Putnam Investor
Services will be authorized
to accept redemption and
transfer instructions
received by telephone.
The Telephone Redemption
Privilege is not available
if there are certificates
for your shares. The
Telephone Redemption
Privilege may be modified or
terminated without notice.
O    ADDITIONAL DOCUMENTS.
If you sell shares with a
value of $100,000 or more,
the signatures of registered
owners or their legal
representatives must be
guaranteed by a bank, broker-
dealer or certain other
financial institutions.
Stock power forms are
available from your
financial advisor, Putnam
Investor Services and many
commercial banks.
If you want your redemption
proceeds sent to an address
other than your address as
it appears on Putnam's
records, or if you have
notified Putnam of a change
in address within the
preceding 15 days, a
signature guarantee is
required. Putnam Investor
Services usually requires
additional documents for the
sale of shares by a
corporation, partnership,
agent or fiduciary, or a
surviving joint owner.
Contact Putnam Investor
Services for details.
O    WHEN WILL THE FUND SEND
ME THE MONEY? The fund
generally sends you payment
for your shares the business
day after your request is
received. Under unusual
circumstances, the fund may
suspend redemptions, or
postpone payment for seven
days or more.
O    REDEMPTION BY THE FUND.
If you own fewer shares than
the minimum set by the
Trustees (presently 20
shares), the fund may redeem
your shares without your
permission and send you the
proceeds. The fund may also
redeem shares if you own
shares more than a maximum
amount set by the Trustees.
There is presently no
maximum, but the Trustees
could set a maximum that
applies to both present and
future shareholders.
How do I exchange fund
shares?
If you want to switch your
investment from one Putnam
fund to another, you can
exchange your fund shares
for shares of the same class
of another Putnam fund at
NAV. Not all Putnam funds
offer all classes of shares.
If you exchange shares
subject to a deferred sales
charge, the transaction will
not be subject to the
deferred sales charge.
However, when you redeem the
shares acquired through the
exchange, the redemption may
be subject to the
deferred sales charge,
depending upon when you
originally purchased the
shares. The deferred sales
charge will be computed
using the schedule of any
fund into or from which you
have exchanged your shares
that would result in your
paying the highest deferred
sales charge applicable to
your class of shares. For
purposes of computing the
deferred sales charge, the
length of time you have
owned your shares will be
measured from the date of
original purchase and will
not be affected by any
exchange.
To exchange your shares,
complete an Exchange
Authorization Form and send
it to Putnam Investor
Services. The form is
available from Putnam
Investor Services. A
Telephone Exchange Privilege
is currently available for
amounts up to $500,000. The
Telephone Exchange Privilege
is not available if the fund
issued certificates for your
shares. Ask your financial
advisor or Putnam Investor
Services for prospectuses of
other Putnam funds. Some
Putnam funds are not
available in all states.
The exchange privilege is
not intended as a vehicle
for short-term trading.
Excessive exchange activity
may interfere with portfolio
management and have an
adverse effect on all
shareholders. In order to
limit excessive exchange
activity and in other
circumstances where doing so
would be in the best
interests of the fund, the
fund reserves the right to
revise or terminate the
exchange privilege, limit
the amount or number of
exchanges or reject any
exchange. These actions may
apply to all shareholders or
only to those shareholders
whose exchanges Putnam
Management determines are
likely to have a negative
effect on the fund. Consult
Putnam Investor Services
before requesting an
exchange.
Fund distributions and taxes
The fund distributes any net
investment income and any
net realized capital gains
at least once a year. You
may choose to:

O    reinvest all
distributions in additional
shares;
O    receive any
distributions from net
investment income in cash
while reinvesting capital
gains distributions in
additional shares; or
O    receive all
distributions in cash.

If you do not select an
option when you open your
account, all distributions
will be reinvested. If you
do not cash a distribution
check within a specified
period or notify Putnam
Investor Services to issue a
new check, the
distribution will be
reinvested in the fund.  You
will not receive any
interest on amounts
represented by uncashed
distribution or redemption
checks. Similarly, if any
correspondence sent by the
fund or Putnam Investor
Services is returned as
"undeliverable," fund
distributions will
automatically be reinvested
in the fund or in another
Putnam fund.
For federal income tax
purposes, distributions of
investment income are
taxable as ordinary income.
Taxes on distributions of
capital gains are determined
by how long the fund owned
the investments that
generated them, rather than
how long you have owned your
shares. Distributions are
taxable to you even if they
are paid from income or
gains earned by the fund
before your investment (and
thus were included in the
price you paid).
Distributions of gains from
investments that the fund
owned for more than 12
months will be taxable as
capital gains. Distributions
of gains from investments
that the fund owned for 12
months or less will be
taxable as ordinary income.
Distributions are taxable
whether you received them in
cash or reinvested them in
additional shares.
Any gain resulting from the
sale or exchange of your
shares will generally also
be subject to tax. You
should consult your tax
advisor for more information
on your own tax situation,
including possible state and
local taxes.
Financial highlights
The financial highlights
table is intended to help
you understand the fund's
recent financial
performance. Certain
information reflects
financial results for a
single fund share. The total
returns represent the rate
that an investor would have
earned or lost on an
investment in the fund,
assuming reinvestment of all
dividends and distributions.
This information has been
audited by
PricewaterhouseCoopers LLP.
Its report and the fund's
financial statements are
included in the fund's
annual report to
shareholders, which is
available upon request.

FINANCIAL HIGHLIGHTS
CLASS A
For a share outstanding
throughout the period
                             YEAR
                             ENDED
                             JUNE 30
                             1998
                             1997+
NET ASSET VALUE,
BEGINNING OF PERIOD         $10.76
$8.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income
 .23c       .15c

Net realized and unrealized
gain (loss) on investments            1.78
2.13
TOTAL FROM INVESTMENT OPERATIONS      2.01
2.28
LESS DISTRIBUTIONS FROM:
Net investment income            (.16)

(.05)

Net realized gain on investments     (.36)

-TOTAL DISTRIBUTIONS        (.52)    (.05)

Net asset value end of period       $12.25
$10.76 RATIOS AND SUPPLEMENTAL DATA
TOTAL RETURN AT NAV (%)A         19.56
26.73*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)             $409,456 $157,990

Ratio of expenses to average
net assets (%)b              1.36    1.52*

Ratio of net investment income
to average net assets (%)             1.98
1.61*

Portfolio turnover rate (%)          53.57
70.25*

+For the period from the commencement
 of operations on August
1, 1996
 through June 30, 1997.
*Not annualized.
a Total investment return
assumes
 dividend reinvestment and
does not
 reflect the effect of
sales charges. bThe ratio
of expenses to average net
 assets includes amounts
paid through
 brokerage service and
expense offset
 arrangements.
cPer share net investment
income has
 been determined on the
basis of the
 weighted average number
of shares
 outstanding during the
period.

FINANCIAL HIGHLIGHTS
CLASS B
For a share outstanding
throughout the period
                             YEAR ENDED
JUNE 30
                           1998      1997+
NET ASSET VALUE,
BEGINNING OF PERIOD      $10.72      $8.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income           .14c
 .10c
Net realized and unrealized
gain (loss) on investments            1.78
2.10
TOTAL FROM INVESTMENT OPERATIONS      1.92
2.20
LESS DISTRIBUTIONS FROM:
Net investment income          (.10)
(.01)
Net realized gain on investments     (.36)
--

TOTAL DISTRIBUTIONS       (.46)      (.01)

Net asset value end of period       $12.18
$10.72

RATIOS AND SUPPLEMENTAL DATA
TOTAL RETURN AT NAV (%)A       18.68
25.80*
NET ASSETS, END OF PERIOD
(IN THOUSANDS)           $414,609   $174,801

Ratio of expenses to average
net assets (%)b            2.11      2.21*

Ratio of net investment income
to average net assets (%)             1.21
1.03*

Portfolio turnover rate (%)          53.57
70.25*

+For the period from the commencement
 of operations on August
1, 1996
 through June 30, 1997.
*Not annualized.
a Total investment return
assumes
 dividend reinvestment and
does not
 reflect the effect of
sales charges. bThe ratio
of expenses to average net
 assets includes amounts
paid through
 brokerage service and
expense offset
 arrangements.
cPer share net investment
income has
 been determined on the
basis of the
 weighted average number
of shares
 outstanding during the
period. FINANCIAL
HIGHLIGHTS
CLASS M
For a share outstanding
throughout the period
                             YEAR
                             ENDED
                             JUNE 30
                             1998
                             1997+
NET ASSET VALUE,
BEGINNING OF PERIOD         $10.74
$8.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income
 .16c       .12c

Net realized and unrealized
gain (loss) on investments
1.79       2.11

TOTAL FROM INVESTMENT OPERATIONS
1.95       2.23

LESS DISTRIBUTIONS FROM:
Net investment income            (.11)

(.02)

Net realized gain on investments      (.36)

-TOTAL DISTRIBUTIONS         (.47)     (.02)

Net asset value end of period         $12.22
$10.74 RATIOS AND SUPPLEMENTAL DATA
TOTAL RETURN AT NAV (%)A         18.95
26.17*

NET ASSETS, END OF PERIOD
(IN THOUSANDS)             $38,832   $17,105

Ratio of expenses to average
net assets (%)b              1.86     1.98*

Ratio of net investment income
to average net assets (%)              1.40
1.19*

Portfolio turnover rate (%)           53.57       70.25*
+For the period from the commencement
 of operations on August
         1, 1996
 through June 30, 1997.
*Not annualized.
a Total investment return
assumes
 dividend reinvestment
and does not
 reflect the effect of
sales charges. bThe ratio
of expenses to average
net
 assets includes amounts
paid through
 brokerage service and
expense offset
 arrangements.
cPer share net investment
income has
 been determined on the
basis of the
 weighted average number
of shares
 outstanding during the
         period.

PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The
SAI, and the auditor's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund, or make shareholder inquiries, by contacting your financial advisor or by calling Putnam toll-free at 1-800-2251581.
You may review and copy information about the fund, including its SAI, at the Securities and Exchange
Commission's public reference room in Washington, D.C.
You may call the Commission at 1-800-SEC0330 for information about the operation of the public reference room. You may also access reports and other information about the fund on the Commission's
Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference
Section of the Commission, Washington, D.C. 20549-
6009. You may need to refer to the fund's file number under the Investment Company Act, which is 811-7513


PUTNAM INVESTMENTS
           One Post Office Square
           Boston, Massachusetts
           02109 Toll-free 1-800-225-1581
           www.putnaminv.com

           Address correspondence
           to Putnam Investor
           Services P.O. Box 989
           Boston MA  02103

[code

   ]
          PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
                           FORM N-1A
                             PART B
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the fund dated October 30, 1998[/R], as revised from time to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam
Investor Services, Mailing address: P.O. Box 41203,
Providence, RI  029401203.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

   Certain disclosure has been incorporated by
reference from the fund    '   s annual report.
For a free copy of the
fund    '   s annual report, call Putnam Investor
Services at 1800-225-1581.

                  TABLE OF CONTENTS

PART I

FUND HISTORY..................................[/R]I-3
INVESTMENT RESTRICTIONS ..........................I-
3[/R]
CHARGES AND EXPENSES
 .............................I-5[/R] INVESTMENT
PERFORMANCE
 ...........................I-12[/R]
ADDITIONAL OFFICERS
 .............................I-13[/R]
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
 .......I-14

PART[/R] II
MISCELLANEOUS    INVESTMENTS,     INVESTMENT PRACTICES AND
RISKSII[/R]-   1     TAXES         II[/R]-   29
MANAGEMENT                  II[/R]-   33
DETERMINATION OF NET ASSET VALUEII[/R]-   43
HOW TO BUY SHARES           II[/R]-
   44
DISTRIBUTION PLANS          II[/R]-
   57
INVESTOR SERVICES           II[/R]-
   58
SIGNATURE GUARANTEES        II[/R]-
   63
SUSPENSION OF REDEMPTIONS   II[/R]-
   63
SHAREHOLDER LIABILITY       II[/R]-
   64
STANDARD PERFORMANCE MEASURESII[/R]-
   64     COMPARISON OF PORTFOLIO
PERFORMANCEII[/R]-   65 SECURITIES
RATINGS                    II    -
   70
DEFINITIONS                 II[/R]-
   75

                              SAI
                             PART I

FUND HISTORY

Putnam International Growth and Income Fund is a series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of
Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios.
Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Only class A, B and M shares of the fund are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses.
Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Mutual Funds
(at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment
Company Act of 1940 or (ii) when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class. When the Trustees determine that such matter affects only the interests of a particular series or class, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under
the Investment Company Act of 1940.  This means that
with respect to 75% of its total assets, the fund may
not invest more than 5% of its total assets in the
securities of any one issuer (except U.S. government
securities).  The remaining 25% of its total assets
is not subject to this restriction.  To the extent
the fund invests a significant portion of its assets
in the securities of a particular issuer, it will be
subject to an increased risk of loss if the market
value of such issuer[/R]'   s securities
declines.


INVESTMENT RESTRICTIONS

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, WHICH MAY NOT
BE CHANGED WITHOUT A VOTE OF A MAJORITY OF THE
OUTSTANDING VOTING SECURITIES, THE FUND MAY NOT AND
WILL NOT:

(1)  Borrow money in excess of 10% of the value
(taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2)  Underwrite securities issued by other persons
except to the extent that, in connection with the
disposition of its portfolio investments, it may be
deemed to be an underwriter under certain federal
securities laws.
(3)  Purchase or sell real estate, although it may
purchase securities of issuers which deal in real
estate, and securities which represent interests in
real estate, and it may acquire and dispose of real
estate or interests in real estate acquired through
the exercise of its rights as a holder of debt
obligations secured by real estate or interests
therein.
(4)  Purchase or sell commodities or commodity
contracts, except that the fund may purchase and sell
financial futures contracts and options and may enter
into foreign exchange contracts and other financial
transactions not involving physical commodities.
(5)  Make loans, except by purchase of debt
obligations in which the fund may invest consistent
with its investment policies,    by     entering into
repurchase agreements, or by lending its portfolio securities.
(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S.
government or its agencies or instrumentalities.
(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.
(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.
Although certain of the fund's fundamental investment restrictions permit it to borrow money to a limited extent, the fund does not currently intend to do so and did not do so last year.
The Investment Company Act of 1940 provides that a
"vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.
IT IS CONTRARY TO THE FUND'S PRESENT POLICY, WHICH
MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL,  TO:
   Invest in (a) securities which are not readily
                   marketable, (b)
securities restricted as to resale (excluding securities determined by the Trustees of the fund[/R]
(or the person designated by the Trustees of the fund[/R] to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

              ------------------------
All percentage limitations on investments (other than

pursuant to the non-fundamental restriction) will

apply at the time of the making of an investment and

shall not be considered violated unless an excess or

deficiency occurs or exists immediately after and as

a result of such investment.

                 ------------------

CHARGES AND EXPENSES

MANAGEMENT FEES

Under a Management Contract dated June 7, 1996, as
revised March 5, 1998[/R], the fund pays a quarterly
fee to Putnam Management based on the average net
assets of the fund, as determined at the close of
each business day during the quarter, at the annual
rate of 0.80% of the first $500 million of the
   fund's     average net assets,[/R]   0.70% of the
next $500 million,[/R] 0.65% of the
next $500 million,[/R] 0.60% of the next $5
billion,[/R] 0.575% of the next $5 billion,[/R]
0.555% of the next $5 billion,[/R] 0.54% of the next
$5 billion  and 0.53% of any excess thereafter. For
the past    two     fiscal periods[/R], pursuant to
the Management Contract, the fund incurred the following fees:

                                        REFLECTING A
                                        REDUCTION IN
                                        THE FOLLOWING
                                        AMOUNTS
FISCAL    MANAGEMENT     PURSUANT TO AN
YEAR            FEE PAID                EXPENSE
LIMITATION

   1998         $4,900,678              $0
1997            $945,314                N/A[/R]


BROKERAGE COMMISSIONS

The following table shows brokerage commissions paid during the fiscal periods indicated:

                 FISCAL        BROKERAGE
                 YEAR          COMMISSIONS

               1998       $1,959,975
                 1997          $1,243,865

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

               DOLLAR VALUE     PERCENT OF
               OF THESE         TOTAL
AMOUNT OF
               TRANSACTIONS     TRANSACTIONS
COMMISSIONS

                  $790,560,075  87.04%
               $1,773,974     $426,901,667
               89.40%[/R]      $1,138,218


ADMINISTRATIVE EXPENSE REIMBURSEMENT

The fund reimbursed Putnam Management for
administrative services during fiscal 1998[/R],
including compensation of certain fund officers and
contributions to the Putnam Investments, Inc. Profit
Sharing Retirement Plan for their benefit, as
follows:
                                     PORTION OF TOTAL
                                    REIMBURSEMENT FOR
                  TOTAL              COMPENSATION AND
              REIMBURSEMENT           CONTRIBUTIONS

                $11,404                  $9,783
TRUSTEE RESPONSIBILITIES AND FEES
The Trustees are responsible for generally overseeing
the conduct of fund business.  Subject to such
policies as the Trustees may determine, Putnam
Management furnishes a continuing investment program
for the fund and makes investment decisions on its
behalf.  Subject to the control of the Trustees,
Putnam Management also manages the fund    '   s
other affairs and business.
Each Trustee receives a fee for his or her services.
Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The
Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending
Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid[/R] to each Trustee by the fund for fiscal 1998[/R] and the fees paid to each Trustee by all of the Putnam funds during calendar year 1997[/R]:



COMPENSATION TABLE

                                                Pension or       Estimated           Total
                              Aggregate         retirement annual benefits
compensation
                           compensation   benefits accrued        from all
from all
                               from the         as part of    Putnam funds          Putnam
Trustees/Year                   fund(1)      fund expensesupon retirement(2)
funds(3)
Jameson A. Baxter/1994 (4)     $1,286            $260          $87,500
$176,000
Hans H. Estin/1972              1,134             542           87,500             175,000
John A. Hill/1985 (4)          1,123             203            87,500             175,000
Ronald J.  Jackson/1996(4)     1,245             131            87,500             176,000
Paul L. Joskow/1997(4)(5)         798              14           87,500              25,500
Elizabeth T. Kennan/1992       1,245             289            87,500             174,000
Lawrence J. Lasser/1992        1,109             216            87,500             172,000
John H. Mullin, III/1997(4)(5)    798              21           87,500              25,500
Robert E. Patterson/1984            1,129    163  87,500    176,000
Donald S. Perkins/1982         1,134             585            87,500             176,000
William F.  Pounds/1971(6)     1,196             608            98,000             201,000
George Putnam/1957             1,114             617            87,500             175,000
George Putnam, III/1984        1,126             107            87,500             174,000
A.J.C. Smith/1986              1,107             364            87,500             170,000
W. Thomas  Stephens/1997(4)(7)    985 20       87,500    53,000
W. Nicholas Thorndike/1992     1,134 415       87,500   176,000
(1)    Includes an annual retainer and an attendance fee for each meeting attended.
(2)   Assumes that each Trustee retires at the normal retirement date.
      Estimated benefits for each Trustee are based on
       Trustee fee rates in effect during calendar  1997.
(3)    As of December 31,  1997, there were  101 funds in the
Putnam family.
(4)    Includes compensation deferred pursuant to a Trustee
Compensation Deferral Plan.
(5)    Elected as a Trustee in  November 1997.
(6)    Includes additional compensation for service as Vice Chairman of the Putnam  funds.
(7)   Elected as a Trustee in September 1997.

Under a Retirement Plan for Trustees of
the Putnam funds (the
"Plan"), each Trustee who
retires with at least five
years of service as a
Trustee of the funds is
entitled to receive an
annual retirement benefit
equal to one-half of the
average annual compensation
paid to such Trustee for the
last three years of service
prior to retirement.  This
retirement benefit is
payable during a Trustee's
lifetime, beginning the year
following retirement, for a
number of years equal to
such Trustee's years of
service.  A death benefit is
also available under the
Plan which assures that the
Trustee and his or her
beneficiaries will receive
benefit payments for the
lesser of an aggregate
period of (i) ten years or
(ii) such Trustee's total
years of service.

The Plan Administrator (a
committee comprised of
Trustees that are not
"interested persons" of the
fund, as defined in the
Investment Company Act of
1940) may terminate or amend
the Plan at any time, but no
termination or amendment
will result in a reduction
in the amount of benefits
(i) currently being paid to
a Trustee at the time of
such termination or
amendment, or (ii) to which
a current Trustee would have
been entitled had he or she
retired immediately prior to
such termination or
amendment.

For additional information
concerning the Trustees, see
"Management" in Part II of
this SAI.

SHARE OWNERSHIP

At July 31, 1998,[/R] the
officers and Trustees of the
fund[/R] as a group owned
less than 1% of the
outstanding shares of each
class of the fund, and,
except as noted below, to
the knowledge of the
fund   ,     no person owned
of record or beneficially 5%
or more of any class of
shares of the fund.[/R]

                      Shareholder name
       Percentage Class           and address
       owned
       A          GAR 76 A[/R] partnership
5.90%[/R]
         300 W   .     Douglas Ave   .     Ste
                 400 Wichita   ,     KS  67202

       B               Merrill Lynch
5.50%[/R]
         4800 Deer Lake Dr   .,     E
               Fl   .     3
               Jacksonville   ,     FL
               32246
DISTRIBUTION FEES
During fiscal 1998[/R], the fund paid
the following 12b-1 fees to Putnam
Mutual Funds:

      CLASS A                CLASS B
CLASS M
       $741,029             $3,027,556
$224,047


CLASS A SALES CHARGES AND CONTINGENT
DEFERRED SALES CHARGES

Putnam Mutual Funds received sales
charges with respect to class A shares
in the following amounts during the periods
indicated:
                                 SALES CHARGES
RETAINED BY PUTNAM    CONTINGENT
                  TOTAL           MUTUAL FUNDS
DEFERRED
                FRONT-END            AFTER
SALES
   FISCAL YEAR    SALES CHARGESDEALER CONCESSIONS
CHARGES

   1998
$5,846,571      $939,639
$3,568
1997
$3,966,037      $511,071           $0

CLASS B CONTINGENT DEFERRED SALES
CHARGES

Putnam Mutual Funds received contingent
deferred sales charges upon
redemptions of class B shares in the
following amounts during the
periods     indicated:


CONTINGENT DEFERRED    FISCAL
YEAR              SALES CHARGES
   1998
$399,986
1997
$89,61 0

CLASS M SALES CHARGES

Putnam Mutual Funds received sales
charges with respect to class M shares in the following amounts during the periods[/R] indicated:


                                     SALES CHARGES RETAINED BY PUTNAM
                                        MUTUAL FUNDS
                    TOTAL
AFTER
   FISCAL YEAR    SALES CHARGES      DEALER
CONCESSIONS

   1998              $260,786
$44,522
1997                 $165,241
$22,7 22

INVESTOR SERVICING AND CUSTODY FEES AND
EXPENSES
During the 1998     fiscal
year[/R], the fund incurred
$1,657,802[/R] in fees and
out-of-pocket expenses for
investor servicing and
custody services provided by
Putnam Fiduciary Trust
Company.


INVESTMENT PERFORMANCE

STANDARD PERFORMANCE
MEASURES
(for periods[/R] ended June 30,
1998)[/R]

                              Class A  Class B
Class M Inception date:        8/1/96   8/1/96
8/1/96
AVERAGE ANNUAL TOTAL  RETURN
   1 year                       12.65%   13.68%
14.79%
Life of fund                    20.52%   21.60%
21.40%[/R]

Returns for class A and class M shares
reflect the deduction of the
current maximum initial
sales charges of 5.75% for
class A shares and 3.50% for
class M shares.

Returns for class B shares
reflect the deduction of the
applicable contingent
deferred sales charge
("CDSC")   ,     which is 5%
in the first year, declining
to 1% in the sixth year, and
is eliminated thereafter.

All returns assume
reinvestment of
distributions at net asset
value and represent past
performance; they do not
guarantee future results.
Investment return and
principal value will
fluctuate so that an
investor's shares, when
redeemed, may be worth more
or less than their original
cost.

See "Standard Performance
measures" in Part II of this
SAI for information on how
performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons
listed as fund officers in
Part II of this SAI, each of
the following persons is
also a Vice President of the
fund and certain of the
other Putnam funds, the
total number of which is
noted parenthetically.
Officers of Putnam
Management hold the same
offices in Putnam
Management's parent company,
Putnam Investments, Inc.

OFFICER NAME (AGE) (NUMBER
OF FUNDS)

DEBORAH F. KUENSTNER (40)
(2[/R] FUNDS). Managing
Director of Putnam
Management.
Prior to March 1997, Ms.
Kuenstner was the Senior
Portfolio Manager at Dupont
Pension Fund Investment.
THOMAS V. REILLY (51) (2
[/R]FUNDS). Managing
Director of Putnam
Management
GEORGE W. STAIRS (48) (4[/R]
FUNDS). Senior Vice
President of Putnam
Management.  Prior to July
1994, Mr. Stairs was an
Associate at Value Quest[/R]
Ltd.
INDEPENDENT ACCOUNTANTS AND
FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP, One Post Office Square[/R],
Boston, Massachusetts 02109[/R], are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants[/R], financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended June 30, 1998[/R], filed electronically on August 25, 1998[/R] (File No. 811-7513), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

                              II-2
4/21/98

                       TABLE OF CONTENTS


MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS    II-1

TAXES                                                       II-28

MANAGEMENT                                                  II-33

DETERMINATION OF NET ASSET VALUE                            II-42

HOW TO BUY SHARES                                           II-44

DISTRIBUTION PLANS                                          II-57

INVESTOR SERVICES                                           II-58

SIGNATURE GUARANTEES                                        II-63

SUSPENSION OF REDEMPTIONS                                   II-63

SHAREHOLDER LIABILITY                                       II-64

STANDARD PERFORMANCE MEASURES                               II-64

COMPARISON OF PORTFOLIO PERFORMANCE                         II-65

SECURITIES RATINGS                                          II-70

DEFINITIONS                                                 II-75


                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

As noted in the prospectus, in addition to the principal investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. For more information about the investment practices and risks associated with your fund, please contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions."

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Monetary Unit ("EMU"). The EMU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

If the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely
affect the values of lower-rated securities.   Changes by
nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash.
Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES

Certain funds may purchase floating rate and variable rate demand notes and bonds. These securities may have a stated maturity in excess of one year, but permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.


MORTGAGE RELATED AND ASSET-BACKED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

The fund may also invest in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

STRUCTURED NOTES

A fund may be able to invest in so-called structured notes. These securities are generally derivative instruments whose value is tied to an underlying index or other security or asset class. Such structured notes may include, for example, notes that allow a fund to invest indirectly in certain foreign investments which the fund would otherwise would not be able to directly invest often because of restrictions imposed by local laws.

CONVERTIBLE SECURITIES.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

SWAP AGREEMENTS

The fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions, in which its investment return will depend on the change in value of a specified security or index. The fund would typically receive from the counterparty the amount of any increase, and pay to the counterparty the amount of any decrease, in the value of the underlying security or index. The contracts would thus, absent the failure of the counterparty to complete its obligations, provide to the fund approximately the same return as it would have realized if it had owned the security or index directly.

The fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

DERIVATIVES

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI.

YEAR 2000

Like other financial and business organizations, the funds depend on the proper function of their service providers' computer systems. To the extent that the systems used by the funds or their service providers cannot distinguish between the year 1900 and the year 2000 or have other operating difficulties as a result of the year 2000, the operations of and services provided to the funds and their shareholders could be adversely impacted. Putnam Management and its affiliates have reported that each expects to modify its systems, as necessary, to address this so-called "year 2000 problem," and will, on behalf of the funds, inquire as to the year 2000 compliance of the funds' other major service providers. However, there can be no assurance that the operations of and services provided to the funds and their shareholders will not be adversely affected. Similarly, companies in which the funds invest may also experience "year 2000 problems," which could ultimately result in losses to a fund to the extent that the securities of any such company decline in value as a result of a "year 2000 problem."

TAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("28% gains") and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("20% gains"). Distributions of net capital gains will be treated in the hands of shareholders as 28% gains to the extent designated by the fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as 20% gains. Distributions of 28% gains and 20% gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT-INTEREST DIVIDENDS. The fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are generally made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 28% gains if the shares have been held for more than 12 months but not more than 18 months, and as 20% gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these new regulations.

MANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (71), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

   JOHN A. HILL (55),Vice Chairman. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology. Director of IDEXX Laboratories, Inc. (a provider of diagnostic products and services for the animal health and food and environmental industries), Management Sciences for Health, Inc. (a non-profit organization), and Sun Company, Inc. (a petroleum refining and marketing company).

JAMESON A. BAXTER (54), Trustee. President, Baxter Associates, Inc. (a management and financial consulting firm). Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc. and Banta Corporation (printing and digital imaging). Chairman Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (69), Trustee.  Chartered Financial Analyst and
Vice Chairman, North American Management Corp. (a registered investment adviser).



RONALD J. JACKSON (53), Trustee.  Former Chairman, President and
Chief Executive Officer of Fisher-Price, Inc. (a major toy manufacturer).

PAUL L. JOSKOW (51), Trustee. Professor Emeritus of Economics and Management and former Chairman of the Department of Economics, Massachusetts Institute of Technology. Director, New England Electric System (a public utility holding company), State Farm Indemnity Company (an automobile insurance company) and Whitehead Institute for Biomedical Research (a non-profit research institution).

ELIZABETH T. KENNAN (59), Trustee. President Emeritus and Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots (a distributor of women's apparel).

*LAWRENCE J. LASSER (54), Trustee and Vice President. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Investment Management, Inc. Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III (56), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON (52), Trustee.  President and Trustee of
Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.

*DONALD S. PERKINS (71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Parsons Group L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc. (a global provider of telecommunications equipment), Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer).

*#GEORGE PUTNAM III (46), Trustee. President, New Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Partnership (a $667 million 10-year limited partnership with over 30 institutional investors).

W. THOMAS STEPHENS (55), Trustee.  President and Chief Executive
Officer of MacMillan Bloedel Ltd. (a major forest products company). Director, Qwest Communications (a fiber optics manufacturer) and New Century Energies (a public utility company).

W. NICHOLAS THORNDIKE (64), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation (a book manufacturer), Data General Corporation (a provider of customized computer solutions), Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER (59), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (50), Vice President. Senior Vice President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (55), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc.  President and
Director of Putnam Mutual Funds.

GORDON H. SILVER (50), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

BRETT C. BROWCHUK (35), Managing Director of Putnam Management.
Prior to April, 1994, Mr. Browchuk was Managing Director at
Fidelity Investments.

IAN C. FERGUSON (40), Vice President. Senior Managing Director of Putnam Investments, Inc. and Putnam Management.

JOHN R. VERANI (58), Vice President.  Senior Vice President of
Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES (62), Senior Vice President and Treasurer.

BEVERLY MARCUS (53), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.

                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different
positions with such employers.     Prior to July, 1998, Mr.
Joskow was Chairman of the Department of Economics, Massachusetts Institute of Technology, and he was a consultant to National Economic Research Associates prior to September, 1998. Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation. Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.


THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares no later than the end of the month eight years after the purchase date, and may, in the discretion of the Trustees, convert to class A shares earlier. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds.
Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

      (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

      (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

      (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

      (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

      (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

      (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

      (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load," or otherwise offered for sale at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.

For Growth Funds, Growth and Income Funds and Asset Allocation
Funds only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
Under 50,000          5.75%     5.00%      3.50%       3.00%
50,000 but under 100,000        4.50       3.75        2.50 2.00
100,000 but under 250,000       3.50       2.75        1.50 1.00
250,000 but under 500,000       2.50       2.00        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------
For Income Funds only (except for Putnam U.S. Government Income Fund and Putnam Preferred Income Fund:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------------------
Under 50,000          4.75%     4.25%      3.25%       3.00%
50,000 but under 100,000        4.50       4.00        2.25 2.00
100,000 but under 250,000       3.50       3.00        1.50 1.25
250,000 but under 500,000       2.50       2.25        1.00 1.00
500,000 but under 1,000,000     2.00       1.75        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------

For Putnam Intermediate U.S. Government Income Fund and Putnam
Preferred Income Fund only:

                              CLASS A             CLASS M
                                AMOUNT OF              AMOUNT OF
                      SALES CHARGE         SALES CHARGE     SALES
CHARGE                SALES CHARGE
                      AS A      REALLOWED TO           AS A
REALLOWED TO
                      PERCENTAGE           DEALERS AS A
PERCENTAGE            DEALERS AS A
AMOUNT OF TRANSACTION OF OFFERING          PERCENTAGE OF    OF
OFFERING              PERCENTAGE OF
AT OFFERING PRICE ($) PRICE     OFFERING PRICE         PRICE
OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------
Under 100,000         3.25%     3.00%      2.00%       1.80%
100,000 but under 250,000       2.50       2.25        1.50 1.30
250,000 but under 500,000       2.00       1.75        1.00 1.00
500,000 but under 1,000,000     1.50       1.25        NONE NONE
1,000,000 and above   NONE      NONE       NONE        NONE
-----------------------------------------------------------------
-----------------------------------------------------------------


For Tax Free Funds only:

                              CLASS A ONLY
                                           AMOUNT OF
                      SALES CHARGE                     SALES
CHARGE
                      AS A                 REALLOWED TO
                      PERCENTAGE                       DEALERS AS
A
AMOUNT OF TRANSACTION OF OFFERING                      PERCENTAGE
OF
AT OFFERING PRICE ($) PRICE                OFFERING PRICE
-----------------------------------------------------------------
-----------------------------------------------------
Under 25,000          4.75%                4.50%
25,000 but under 100,000        4.50                   4.25
100,000 but under 250,000       3.75                   3.50
250,000 but under 500,000       3.00                   2.75
500,000 but under 1,000,000     2.00                   1.85
1,000,000 and above   NONE                 NONE
-----------------------------------------------------------------
-----------------------------------------------------

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.


YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell fund shares?" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past five fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL 2000 INDEX is composed of the 2,000 smallest companies in the Russell 3000 Index, representing
      approximately    11%     of the Russell 3000 total market
      capitalization.  The Russell 3000 Index is composed of
         the     3,000    largest     U.S. companies ranked by
      total market capitalization, representing approximately
      98% of the U.S.    investable     equity market.

         THE RUSSELL MIDCAP INDEXis composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the market capitalization of the Russell 3000 Index.

      THE RUSSELL MIDCAP GROWTH INDEXis composed of securities with greater-than-average growth orientation within the
      Russell Midcap Index.  Each security    '   s growth
      orientation is determined by a composite score of the
      security    '   s price-to-book ratio and forecasted
      growth rate. Growth stocks tend to have a higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

SECURITIES RATINGS

THE FOLLOWING RATING SERVICES DESCRIBE RATED SECURITIES AS
FOLLOWS:

MOODY'S INVESTORS SERVICE, INC.

BONDS

AAA -- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA -- Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA -- Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA -- Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTES (FOR MONEY MARKET FUNDS ONLY)

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

--     Leading market positions in well established industries.
--     High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S

BONDS

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

NOTES (FOR MONEY MARKET FUNDS ONLY)

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER (FOR MONEY MARKET FUNDS ONLY)

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

DUFF & PHELPS CORPORATION

LONG-TERM DEBT

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH INVESTORS SERVICE, INC.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.


CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

DEFINITIONS

"Putnam Management"             --   Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           --   Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         --   Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      --   Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.








                       PUTNAM FUNDS TRUST
                           FORM N-1A
                             PART C
OTHER INFORMATION
ITEM 23.[/R]   EXHIBITS
          1.    Agreement and Declaration
of Trust
               dated January 22, 1996 --
               Incorporated by reference to
               the Registrant's Initial
               Registration Statement.
             2.   By-Laws, as
          amended through January
              22, 1996 -- Incorporated
              by reference to Pre
                 effective     Amendment
              No. 2 to the Registrant's
              Registration Statement.
                   3a[/R].   Portions
              of Agreement and
              Declaration of Trust
              Relating to Shareholders'
              Rights -- Incorporated by
              reference to the
              Registrant's Initial[/R]
              Registration Statement.
                   3b[/R].   Portions
                   of By-Laws Relating
                   to Shareholders'
                   Rights --
          Incorporated by reference to
the Registrant's Initial Registration
Statement.
                   4[/R].    Form of
              Management Contract -
              Incorporated by reference
              to Post-Effective
              Amendment No. 16 to the
              Registrant's Registration
              Statement.
         5a[/R].   Distributor's
              Contract dated June 7,
              1996 -- Incorporated by
              reference to PreEffective
              Amendment No. 2 to the
              Registrant[/R]'   s
              Registration Statement.
                    5b    .  Form of
              Specimen Dealer Sales
              Contract -  Incorporated
              by reference to Pre
              effective Amendment No. 2
              to the Registrant[/R]'   s
              Registration Statement.
                    5c    .  Form of
              Specimen Financial
              Institution Sales Contract
              -  Incorporated by
              reference to Preeffective
              Amendment No. 2 to the
              Registrant[/R]'   s
              Registration Statement.
                    6    .   Trustee
              Retirement Plan dated
              October 4, 1996 -
              Incorporated by reference
              to Post-Effective
              Amendment No. 4 to the
              Registrant[/R]'   s
              Registration Statement.
                    7    .   Custodian
              Agreement with Putnam
              Fiduciary Trust Company
              dated May 3, 1991   ,
              as amended July 13, 1992
     -- Incorporated by
     reference to Post[/R]
     Effective Amendment No. 2
     to the Registrant's
     Registration Statement.
          8[/R].    Investor
     Servicing Agreement dated
     June 3, 1991 with Putnam
     Fiduciary Trust Company -
     Incorporated by reference
     to PreEffective Amendment
     No. 2 to the Registrant's
     Registration Statement.
          9[/R].    Opinion of
     Ropes & Gray, including
     consent -- Incorporated by
     reference to PreEffective
     Amendment No. 2 to the
     Registrant's Registration
     Statement.
10[/R].   Not applicable.
11[/R].   Not applicable.
          12[/R].   Investment
     Letter from Putnam
     Investments, Inc. to the
     Registrant -Incorporated
     by reference to Pre-
     Effective Amendment No. 2
     to the Registrant's
     Registration Statement.
             13a.   Class A
     Distribution Plan and
     Agreement dated June 7,
     1996  -- Incorporated by
     reference to Preeffective
     Amendment No. 2 to the
     Registrant's Registration
     Statement.
          13b.      Class
     B[/R] Distribution Plan
     and Agreement dated June
     7, 1996 -- Incorporated by
     reference to Post[/R]
     Effective Amendment No. 2
     to the Registrant's
     Registration Statement.
             13c.   Class M
     Distribution Plan and
     Agreement dated June 7,
     1996 -- Incorporated by
     reference to PostEffective
     Amendment No. 2 to the
     Registrant's Registration
     Statement.
          13d.Form of Specimen
     Dealer Service Agreement -
     Incorporated by reference
     to Preeffective
     Amendment No. 2 to the
     Registrant[/R]'   s
     Registration Statement.
           13e    .Form of
      Specimen Financial
               Institution Service
               Agreement --
               Incorporated by reference
               to Pre-effective[/R]
               Amendment No. 2 to the
               Registrant[/R]'   s
               Registration Statement.
           14a.Financial Data Schedule
for Class A shares -- Exhibit 1
          14b.Financial Data Schedule
for Class B shares -- Exhibit 2
          14c. Financial Data Schedule
for Class M shares -- Exhibit 3
      15    .   Rule 18f-3  Plan --
 Incorporated by reference to Post-
 Effective Amendment No. 1 to the
  Registrant's Registration Statement.

ITEM 24[/R].   PERSONS CONTROLLED BY OR
          UNDER COMMON CONTROL WITH
          REGISTRANT

      As of July 31[/R], 1998, Putnam
Investments, Inc. owned 92.60%, 77.90%,
95.10%, 94.50%, 92.10%, 81.70%,
43.00%, 99.00%, 99.30%, 97.50%, and
91.50%[/R], respectively of Putnam Latin
America Fund, Putnam Asia Pacific Fund
II, Putnam Balanced Fund, Putnam
International Fund, Putnam Japan Fund,
Putnam Investment Fund 98,  Putnam Equity
Fund 98   ,  Putnam Growth Fund , Putnam
Value Fund ,     Putnam U.S. Core Fund
and Putnam Global Equity Fund[/R].

ITEM 25[/R].   INDEMNIFICATION

          The information required by
this item is incorporated herein by reference from[/R] the Registrant's initial[/R] Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7513).
   ITEMS 26 AND 27.

6/17/1998

TEM    26    .  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates.
Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts
02109.

                           NON - PUTNAM BUSINESS AND OTHER
NAME                       CONNECTIONS
Michael J. Abata           Prior to May, 1997, Assistant Vice President,
Alliance Capital
Assistant Vice President           Management Corp., 1345 Avenue of the
                              Americas, New York, NY 10020

Barry R. Allen               Prior to December, 1997, Analyst/Director of
                             Research,
Vice President                    Harbor Capital Management, 125 High St.,
                             Boston, MA 02110

Jennifer Antill              Prior to November, 1996, Director, IAI
                             International/Hill
Managing Director                 Samuel Investment Advisors, 10 Fleet Place,
                             London, England

Nikesh Arora               Prior to April, 1997, Chief Financial Officer,
Fidelity
Vice President                    Fidelity Investments, 82 Devonshire St.,
                             Boston, MA 02110

Michael Arends             Prior to May, 1997, Managing Director, Equities,
Phoenix
Senior Vice President             Duff & Phelps, 56 Prospect St., Hartford, CT
                             06101

Michael J. Atkin           Prior to July, 1997, Director of Latin America
Institute
Senior Vice President        of International Finance, 2000 Pennsylvania Avenue,
                             Washington, D.C. 20006

Jeffrey B. Augustine         Prior to January, 1998, Vice President, Investment
                             Consulting,
Senior Vice President             Investor Tools, Inc., 100 Bridge St. Plaza,
                             Yorkville, IL 60560.  Prior to April, 1996,
                             Consultant, 110 Aletha Rd., Needham, MA 02192.

Rowland T. Bankes          Prior to July, 1997, Senior Fixed-Income Trader,
                           Jennison,
Vice President                    Jennison Associates Capital Corp., One
                             Financial Center, Boston, MA 02110

Robert R. Beck             Director, Charles Bridge Publishing, 85 Main St.,
Watertown,
Senior Vice President                                             MA 02172

Carl D. Bell                                                 Prior to January,
                                                             1998, Principal,
                                                             Smith Breedon
                                                             Association,
Vice President                                                    100 Europa
                                                             Drive, Suite 200,
                                                             Chapel Hill, NC
                                                             27514

Geoffrey C. Blaisdell      Prior to October, 1997, Vice President, Blackrock
Financial
Senior Vice President             Financial, 345 Park Avenue, New York, NY 10010

Jeffrey M. Bray            Prior to October, 1997, Analyst, Lehman Brothers, 3
                           World
Vice President                    Financial Center, New York, NY 10285

David J. Buckle              Prior to March, 1998, Vice President, J.P. Morgan
                             Investment
Vice President                    Management, 28 King St., London, England SW1
                             YXA

Ronald J. Bukovac          Prior to October, 1997, Senior Manager, Valuation,
Price
Vice President                    Waterhouse, 200 E. Randolph Drive, Chicago, IL
                             60601

Robert W. Burke            Member-Executive Committee, The Ridge Club, Country
                           Club Road,
Senior Managing Director     Sandwich, MA 02563; Member-Advisory Board,
                           Cathedral High
                             School, 74 Union Park St., So. Boston, MA 02118

Jack P. Chang              Prior to July, 1997, Vice President, Columbia
Management
Vice President                    Company, 1300 S.W. 6th Ave., Portland, OR
                             97207

Mary Claire Chase          Prior to January, 1997, Director of Staff
Development,
Vice President                    Arthur D. Little Co., 25 Acorn Park,
                             Cambridge, MA 02140

James E. Corning             Prior to October, 1996, Assistant Vice President of
                             Plan
Vice President                    Investments at State Street Bank & Trust, 1776
                             Heritage Dr., Quincy, MA 02171

C. Beth Cotner             Director, The Lyric Stage Theater, 140 Clarendon St.,
Senior Vice President             Boston, MA

Kevin M. Cronin            Prior February, 1997, Vice President and Portfolio
Manager,
Managing Director                 MFS Investment Management, 500 Boylston St.,
                             Boston, MA 02117

William J. Curtin          Prior to August, 1996, Managing Director, Chief
Global Fixed-
Managing Director                 Income Strategist, Lehman Brothers, 3 World
                             Financial Center, New York, NY 10285

Michael W. Davis           Prior to August, 1997, Technical Finance Consultant,
Bank of
Vice President                    America Mortgage, 50 California St., San
                             Francisco, CA 94111

Edwin M. Denson              Prior to November, 1997, Vice President and Senior
                             Economist
Vice President                    Primark Decision Economics, 260 Franklin St.,
                             Boston, MA 02110; Prior to August, 1996, Senior
                             Economist, Lehman Brothers, Inc. 260 Franklin St.,
                             Boston, MA 02110

Ralph C. Derbyshire          Prior to November, 1997, Partner, Palmer & Dodge,
                             One Beacon
Senior Vice President             Street, Boston, MA 02108

Michael G. Dolan           Chairman-Finance Council, St. Mary's Parish, 44
                           Myrtle St.,
Assistant Vice President     Melrose, MA 02176; Member, School Advisory Board,
                           St. Mary's
                             School, 44 Myrtle St., Melrose, MA 02176

Martha A. Donovan          Prior to July, 1996, Assistant Treasurer, CBS Inc.,
Vice President                    51 W. 52nd St., New York, NY 10020

Mark E. Dow                Prior to November, 1997, Economist, International
Monetary
Vice President               Fund, Washington, DC

Nathan Eigerman            Prior to July, 1996, Quantitative Analyst, Fidelity
Management
Vice President                    & Research, 82 Devonshire St., Boston, MA
                             02110

Irene M. Esteves                                        Prior to January, 1997,
                                                        Vice President, Miller
                                                        Brewing Co.,
Managing Director                 3939 West Highland Blvd. Milwaukee, WI 53201

Edward R. Finch              Prior to December, 1997, Managing Director, M.A.
                             Weatherbie
Vice President                    & Co., 265 Franklin St., Boston, MA 02110

Kate Fleisher                Prior to January, 1998, Director of Human
                             Resources, Laura
Vice President                    Ashley, 6 St. James Ave, Suite 410, Boston, MA
                             02116

J. Peter Grant             Trustee, The Dover Church, Dover, MA, 02030
Senior Vice President

Patrice Graviere             Prior to March, 1998, Regional Director for Latin
                             America,
Senior Vice President             MFS International, LTD, Buenos Aires, Brazil

Donnalee Guerin            Prior to September, 1996, Corporate Service Manager,
Assistant Vice President          Haemonetics Corp., 400 Wood Rd., Braintree, MA
                             02184.

Paul E. Haagensen          Director, Haagensen Research Foundation, 630 West
                           168th St.,
Senior Vice President        New York, NY 10032

James B. Haines              Prior to February, 1997, Associate, Benefit
                             Department
Assistant Vice President          Ropes & Gray, One International Place, Boston,
                             MA  02110

Mary S. Hapij              Prior to March, 1997, Research Library Manager,
Pioneering
Assistant Vice President          Management Corp., 60 State Street, Boston, MA
                             02109

Nigel P. Hart              Prior to October, 1997, Senior Vice President and
Portfolio
Vice President                    Manager, Investment Advisers, 3700 First Bank
                             Place, Minneapolis, MN 55402

Thomas R. Haslett            Prior to December, 1996, Managing Director and
                             Senior
Managing Director                 Portfolio Manager, Montgomery Asset
                             Management, LTD, 101 California St., San
                             Franscisco, CA 94111

Marianne P. Isgur            Prior to March, 1998, Executive Recruiter,
                             Professions,
Assistant Vice President          2 Villa Rd., So. Hamilton, MA 01982

Jerome J. Jacobs           Prior to September, 1996, Head of Municipal Bond
                           Group,
Managing Director                 Vanguard Group Investments, 100 Vanguard
                             Blvd., Malvern, PA 19482

Ira C. Kalus-Bystricky       Prior to March, 1998, Consultant, Arthur D. Little,
                             25 Acorn
Vice President                    Park, Cambridge, MA 02140

Mary E. Kearney            Trustee, Massachusetts Eye and Ear Infirmary, 243
Charles St.,
Managing Director                 Boston, MA 02114

Catherine Kennedy          Prior to September, 1997, Principal, Morgan Stanley,
                           1585
Vice President                    Broadway, New York, NY 10036

Jeffrey K. Kerrigan        Prior to June, 1997, Vice President, Fleet
                           Investments,
Assistant Vice President          75 State St., Boston, MA 02109

David R. King              Prior to October, 1997, Vice President, Massachusetts
Financial
Vice President                    Services, 500 Boylston St., Boston, MA

William P. King              Prior to November, 1997, Portfolio Manager, TSA
                             Global Asset
Vice President                    Management, 700 South Flower St., Los Angeles,
                             CA 90017

Deborah F. Kuenstner       Prior to March, 1997, Senior Portfolio Manager,
DuPont Pension
Managing Director                 Fund Investment, 1 Right Parkway, Wilmington,
                             DE 19850

Thomas J. Kurey            Prior to August, 1997, Vice President, Evergreen
                           Securities,
Vice President                    77 W. Wacker, Chicago, IL 60601

Kenneth W. Lang            Prior to April, 1997, Vice President, Montgomery
Securities,
Vice President                    600 Montgomery St., San Francisco, CA 94111

Coleman N. Lannum, III     Prior to June, 1997, Director-Investor Relations,
Mallinckrodt,
Senior Vice President             Inc., 7733 Forsyth Blvd., St. Louis, MO 63105

Leonard LaPorta, Jr.         Prior to March, 1998, Assistant Vice President,
                             State Street
Vice President                    Global Advisors, Two International Place,
                             Boston, MA 02110

Lawrence J. Lasser         Director, Marsh & McLennan Companies, Inc., 1221
Avenue of the
President, Director          Americas, New York, NY  10020; Board Member, Artery
Business
and Chief Executive               Committee, One Beacon Street, Boston, MA
                             02108; Board of Managers, Investment and Finance
                             Committees, Beth Israel Hospital, 330 Brookline
                             Avenue, Boston, MA 02215; Board of Governors,
                             Executive Committee, Investment Company Institute,
                             1401 H. St., N.W., Suite 1200, Washington, DC
                             20005; Board of Overseers, Museum of Fine Arts, 465
                             Huntington Ave., Boston, MA 02115; Board Member,
                             Trust for City Hall Plaza, Three Center Plaza,
                             Boston, MA 02108; Board Member, The Vault
                             Coordinating Committee, c/o John Hancock Mutual
                             Life Insurance Company, Law Sector, T-55, P.O. Box
                             111, Boston, MA 02117

Joan M. Leary              Prior to January, 1997, Senior Tax Manager, KMPG, 99
                           High
Vice President                    High St., Boston, MA 02110

Christine Leonardo           Prior to January, 1998, Employment Manager, Lotus
                             Development
Vice President                    Corp., 55 Cambridge Parkway, Canton, MA 02021

Craig s. Lewis               Prior to January, 1998, Analyst, Keystone
                             Investments, 200
Vice President                    Berkeley Street, Boston, MA 02101

Geirulv Lode               Prior to July, 1997, Vice President, Chancellor Lgt.
Asset
Vice President                    Management, 1166 Avenue of the Americas, New
                             York, NY 10036

Elizabeth M. MacElwee        Prior to January, 1998, Principal, Morgan Stanley,
                             1585
Senior Vice President             Broadway, New York, NY 10036

Diana R. Madonna           Prior to January, 1997, Librarian, Lipper Analytical
                           Services,
Assistant Vice President          Inc., 1380 Lawrence St., Denver CO 80204

Saba Malak                 Prior to October, 1997, Consultant, The Boston
                           Consultant,
Vice President                    Exchange Place, Boston, MA 02109

Bruce D. Martin            Prior to April, 1997, Vice President, Eaton Vance, 29
Vice President                    Boston, MA 02110

Kevin Maloney              Trustee, Town of Hanover, NH Trust Funds, Hanover, NH
03755;
Managing Director                 President and Board Member, Hampshire
                             Cooperative Nursery School, Dartmouth College
                             Highway, Hanover, NH 03755

Scott M. Maxwell           Prior to March, 1997, Chief Financial Officer-Equity
                           Division,
Managing Director                 Lehman Brothers, 3 World Financial Center, New
                             York, NY 10285

Bridget McCavoy              Prior to October, 1997, Senior Recruiter,
                             BankBoston,
Assistant Vice President          100 Federal St., Boston, MA 02110; Prior to
                             October, 1996, Executive Recruiter, HI Hunt & Co.,
                             99 Summer St., Boston, MA 02110

Mary G. McNamee            Prior to December, 1996, Recruitment Consultant, 171
                           Walnut
Assistant Vice President           Boston, MA 02110

Paul K. Michaud              Prior to December, 1997, Assistant Vice President,
                             Union Bank
Vice President                    of Switzerland, Bahnhofstrasse 45, 8021
                             Zurich, Switzerland

Carol H. Miller            Board Member, The Lyric Stage Theater, 140 Clarendon
                           St.,
Assistant Vice President          Boston, MA 02116

Christopher G. Miller        Prior to January, 1998, Portfolio Manager, Analytic
                             TSA
Vice President                    Global Asset Management, 700 So. Flower St.,
                             Los Angeles, CA 90017

William H. Miller          Prior to October, 1997, Vice President and Asset
                           Portfolio
Senior Vice President             Manager, Delaware Management, One Commerce
                             Square, Philadelphia, PA; Prior to January, 1995,
                             Vice President and Analyst, Janney, Montgomery,
                             Scott, 1801 Market St., Philadelphia, PA 19104

Jeanne L. Mockard          Trustee, The Bryn Mawr School, 109, W. Melorose
                           Avenue,
Senior Vice President             Baltimore, MD 21210

Gerard I. Moore            Prior to August, 1997, Vice President/Equity
                           Research,
Vice President                    Boston Company Asset Management, One Boston,
                             Place, Boston, MA 02109

Kelly A. Morgan            Prior to September, 1996, Senior Vice President and
Senior Vice President             International Portfolio Manager, Alliance
                             Capital Management, 1345 Avenue of the Americas,
                             New York, NY 10020

David D. Motill            Prior to April, 1996, Independent Consultant, 417
Valley
Vice President                    Wayne, PA 19087; Prior to July, 1995, Senior
                             Investment Analyst, SEI Investments, One Freedom
                             Valley Drive, Oaks, PA 19456

Ellen E. Natale              Prior to November, 1996, Human Resources Recruiter,
Assistant Vice President          Strategic Outsourcing, 175 Federal St.,
                             Boston, MA 02110

Gayle M. O'Connell         Prior to March, 1997, Assistant Director of Human
                           Resources,
Assistant Vice President     ITT Sheraton Corporation, 60 State St., Boston, MA
                           02109

Stephen S. Oler            Prior to June, 1997, Vice President, Templeton
Investment
Senior Vice President             Counsel, 500 E. Broward Blvd., Ft. Lauderdale,
                             FL 33394; Prior to February, 1996, Senior Vice
                             President, Baring Asset Management, 125 High St.,
                             Boston, MA 02110

Kimberly A.M. Page           Prior to February, 1998, Senior Consulting,
                             Andersen
Assistant Vice President          Consulting, 100 Williams St., Wellesley, MA
                             02181

Margery C. Parker            Prior to December, 1997, Vice President and
                             Portfolio Manager,
Senior Vice President             Keystone Investments 200 Berkeley Street,
                             Boston, MA 02101

Carmel Peters              Prior to April, 1997, Managing Director/Chief
Investment
Senior Vice President             Asia Pacific, Wheelock NatWest Investment
                             Management, Ltd, NatWest Tower, Times Square,
                             Causeway Bay, Hong Kong, China

William Perry              Prior to September, 1997, Senior Trader, Fidelity
                           Management &
Senior Vice President             Research, 82 Devonshire St., Boston, MA 02110

Keith Plapinger            Vice Chairman and Trustee, Advent School, 17 Brimmer
                           St.,
Vice President                    Boston, MA 02108

Charles E. Porter          Director, The Boston Fulbright Committee, 99 Garden
                           St.,
Executive Vice President          Cambridge, MA; Trustee, Anatolia College and
                             The American College of Thessaloniki, 555 10 Pycea,
                             Thessaloniki, Greece

George Putnam              Chairman and Director, Putnam Mutual Funds Corp.;
Chairman and Director             Director, The Boston Company, Inc., One Boston
                             Place, Boston, MA 02108; Director, Boston Safe
                             Deposit and Trust Company, One Boston Place,
                             Boston, MA 02108; Director, Freeport-McMoRan, Inc.,
                             200 Park Avenue, New York, NY 10166; Director,
                             General Mills, Inc., 9200 Wayzata Boulevard,
                             Minneapolis, MN 55440; Director, Houghton Mifflin
                             Company, One Beacon Street, Boston, MA 02108;
                             Director, Marsh & McLennan Companies, Inc., 1221
                             Avenue of the Americas, New York, NY 10020;
                             Director, Rockefeller Group, Inc., 1230 Avenue of
                             the Americas, New York, NY 10020

Robert A. Piepenburg         Prior to December, 1997, Assistant Vice President,
                             BankBoston
Vice President                    Corp./Boston Security, 100 Federal St.,
                             Boston, MA 02106

Elizabeth Price              Prior to January, 1998, Investment Analyst,
                             Schroder Investment
Assistant Vice President          Management Limited, 33 Gutter Lane, London,
                             EC2V 8AS, England

Edward Qian                  Prior to February, 1998, Back Bay Advisors, 399
                             Boylston St.,
Vice President                    Boston, MA 02116; Prior to September, 1996,
                             Post-Doctorate Research, Massachusetts Institute of
                             Technology, 77 Massachusetts Avenue, Cambridge, MA
                             02109

Keith Quinton              Director, Eleazar, Inc., West Wheelock St., Hanover,
                           NH 03755
Senior Vice President

Marc J. Ritenhouse           Prior to January, 1998, Director of Finance,
                             Fidelity
Vice President                    Investments, Inc. 82 Devonshire St., Boston,
                             MA 02109

Paul A. Rokosz                                               Prior to November,
                                                             1996, Analyst,
                                                             Kemper Financial
                                                             Services,
Vice President                    120 S. Casalle St., Chicago, IL 60606

Olivier Rudigoz              Prior to April, 1998, Portfolio Manager, Paribas
                             Asset
Vice President                    Management, #3 Rue D'Antin, Paris, France,
                             75002

Michael V. Salm            Prior to November, 1997, Mortgage Analyst, Blackrock
                           Financial
Vice President                    345 Park Ave., New York, NY 10010; Prior to
                             May, 1996, Trader, Nomura Securities, 2 World
                             Financial Center, New York, NY 10048

Robert J. Schoen           Prior to June, 1997, Sole Proprietor, Schoen Timing
Strategies,
Assistant Vice President          315 E. 21st St., New York, NY 10010

Justin M. Scott            Director, DSI Properties (Neja) Ltd., Epping Rd.,
                           Reydon,
Managing Director                 Reydon, Essex CM19 5RD; Director, DSI
                             Management (Neja) Ltd., Epping Rd., Reydon, Essex
                             CM19 5RD

Max S. Senter              General Partner, M.S. Senter & Sons Partnership, 4900
Senior Vice President             Fayetteville, Rd., Raleigh, NC 27611

Mitchell D. Schultz        Prior to September, 1996, Vice President, Human
                           Resources
Managing Director                 The Walt Disney Co., 500 South Buena Vista
                             St., Burbank, CA  91510

Edward Shadek, Jr.         Prior to March, 1997, Portfolio Manager, Newhold
Asset
Vice President                    Management, 950 Haverford Rd., Bryn Mawr, PA
                             19010

Raj Ken Sharma               Prior to January, 1998, Vice President and
                             Portfolio Manager,
Vice President                    Fleet Financial, 75 State Street, Boston, MA
                             02106

Saied Simozar                Prior to March, 1998, Manager, Portfolio Analytics,
                             Dupont
Senior Vice President             Pension Fund Investment, Wilmington, DE 19801

Gordon H. Silver           Trustee, Wang Center for the Performing Arts, 270
                           Tremont St.,
Managing Director                 Boston, MA 02116

Steven Spiegel             Director, Ultra Corp., 29 East Madison St., Chicago,
                           IL 60602;
Senior Managing Director          Trustee, Babson College, One College Drive,
                             Wellesley, MA 02157

Christopher A. Spurlock    Prior to May, 1997, Sales Trader, J.P. Morgan, 60
                           Wall St.,
Vice President                    New York, NY

Michael P. Stack           Prior to November, 1997, Senior Vice President and
Portfolio
Senior Vice President             Manager, Independence Investment Associates,
                             53 State St., Boston, MA 02109

Casey Strumpf              Prior to January, 1997, Director, Blue Cross and Blue
                           Shield,
Senior Vice President             100 Summer St., Boston, MA 02110

Maryann Sullivan                                                Prior to August,
                                                                1996, Unit
                                                                Manager, First
                                                                Data Services,
Assistant Vice President          4400 Computer Dr., Westboro, MA 01581

Robert E. Sweeney            Prior to February, 1998, Vice President, Corporate
                             Research
Vice President                    Smith Barney, One New York Plaza, New York, NY
                             10004

Judith H. Swirbalus          Prior to January, 1998, Alex, Brown & Sons, One
                             South St.,
Vice President                    Baltimore, MD 21202

Robert J. Toner            Prior to September, 1998, Associate, Goodwin Procter
                           & Hoar,
Assistant Vice President     LLP, Exchange Place, Boston, MA 02109

John R. Tonkin             Prior to January, 1998, Analyst, Credit Suisse First
                           Boston
Assistant Vice President     Celtic Towers, The Terrace, Wellington, New Zealand

Wendy S. Trowbridge        Prior to June, 1996, Senior HRIS Analyst, New England
                           Medical
Assistant Vice President     Center, 750 Washington, St., Boston, 02110

Heidi A. Tuchen            Prior to December 1996, Vice President and Credit
                           Officer,
Assistant Vice President          Fleet Financial Group, 75 State St., Boston,
                             MA 02109

Scott G. Vierra            Prior to September, 1997, Staffing Lead, Cisco
                           Systems, 250
Vice President                    250 Apollo Drive, Chelmsford, MA 01824

David L. Waldman           Prior to June, 1997, Senior Portfolio Manager, Lazard
Feres
Managing Director                 Asset Management, 30 Rockefeller Center, New
                             York, NY 10112

Paul C. Warren             Prior to May, 1997, Director, IDS Fund Management,
LT,
Senior Vice President             One Pacific Place, Squuensway, Hong Kong,
                             China

Eric Wetlaufer             Prior to November, 1997, Managing Director and
Portfolio
Managing Director                 Manager, Cadence Capital Management, Exchange
                             Place, Boston, MA 02109

Burton Wilson              Prior to March, 1997, Associate Investments-Banking,
Vice President                    Robertson Stephens & Co., 555 California St.,
                             Suite 2600, San Francisco, CA 94104

Michael R. Yogg            Prior to November, 1996, Portfolio Manager, State
Street
Senior Vice President             Research & Management, One Financial Center,
                             Boston, MA 02111

Scott D. Zaleski           Prior to May, 1997, Investment Officer, State Street
Bank &
Assistant Vice President          Trust, 1776 Heritage Dr., Quincy, MA 02171;
                             Prior to September, 1996, Investment Associate
                             Fidelity Investments, 82 Devonshire St., Boston, MA
                             02109

Michael P. Zeller          Prior to July, 1997, Sales Manager, NYNEX Information
Vice President               Resources, 35 Village Rd., Middleton, MA 01949

William E. Zieff           Prior to December, 1996, Global Asset Allocation,
                           Grantham,
Managing Director                 Mayo, Van Otterloo & Co., 40 Rowes Wharf,
                             Boston, MA 02110


ITEM  27.        PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund,
Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced
Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax
Exempt Money Market Fund, Putnam Capital Appreciation Fund, Putnam Convertible
Income-Growth Trust, Putnam Diversified Equity Trust, Putnam Diversified Income
Trust, Putnam Diversified Income Trust II, Putnam Equity Income Fund, Putnam
Europe Growth Fund, Putnam Federal Income Trust, Putnam Florida Tax Exempt
Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global
Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural
Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income
Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High
Yield Advantage Fund, Putnam High Yield Municipal Trust, Putnam Income Fund,
Putnam Intermediate U.S. Government Income Fund, Putnam Investment Funds, Putnam
Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax
Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market
Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund,
Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam
New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities
Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund,
Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, Putnam
Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free
Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and
Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund,
Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office
Square, Boston, MA 02109:


           NAME              POSITIONS AND OFFICES WITH   POSITIONS AND
                                     UNDERWRITER           OFFICES WITH
                                                            REGISTRANT

Aaron,Jeff F.               Asst. Vice President          None
Adduci,John V.              Vice President                None
Albanese,Frank              Vice President                None
Alberts,Richard W.          Asst. Vice President          None
Alden,Donald F.             Vice President                None
Alders,Christopher A.       Senior Vice President         None
Alpaugh,Christopher S.      Vice President                None
Amisano,Paulette C.         Vice President                None
Andrews,Margaret            Vice President                None
Antill,Jeanne               Vice President                None
Arends,Michael K.           Senior Vice President         None
Asher,Steven E.             Senior Vice President         None
Avery,Scott A.              Senior Vice President         None
Aymond,Christian E.         Senior Vice President         None
Aymond,Colin C.             Vice President                None
Battit,Suzanne J            Vice President                None
Beatty,Steven M.            Senior Vice President         None
Bent,John J.                Vice President                None
Beringer,Thomas A.          Vice President                None
Berka,Sharon A.             Senior Vice President         None
Boneparth,John F.           Managing Director             None
Bonfilio Jr.,Peter J.       Asst. Vice President          None
Bouchard,Keith R.           Senior Vice President         None
Bradford Jr.,Linwood E.     Senior Vice President         None
Brady,Linda M.              Asst. Vice President          None
Bray,Jeffrey M.             Vice President                None
Brennan,Mary Ann            Asst. Vice President          None
Bresnahan,Leslee R.         Senior Vice President         None
Brockelman,James D.         Senior Vice President         None
Brookman,Joel S.            Vice President                None
Brown,Timothy K.            Senior Vice President         None
Buckner,Gail D.             Senior Vice President         None
Burke,Robert W.             Sr Managing Director          None
Cabana,Susan D.             Vice President                None
Callahan,Thomas C.          Asst. Vice President          None
Capone,Robert G.            Senior Vice President         None
Cartwright,Patricia A.      Asst. Vice President          None
Casale-Sweeney,Janet        Senior Vice President         None
Casey,David M.              Vice President                None
Castle Jr.,James R.         Vice President                None
Chase,Mary Claire           Vice President                None
Chrostowski,Louis F.        Senior Vice President         None
Church,Daniel J.            Vice President                None
Clark,Richard B.            Senior Vice President         None
Clermont,Mary               Asst. Vice President          None
Clinton,John C.             Asst. Vice President          None
Collman,Kathleen M.         Sr Managing Director          None
Commane,Karen L.            Asst. Vice President          None
Coneeny,Mark L.             Senior Vice President         None
Connelly,Clare D.           Vice President                None
Connelly,Donald A.          Senior Vice President         None
Connolly,Karen E.           Asst. Vice President          None
Conyers,Barry M.            Vice President                None
Corbett,Dennis              Vice President                None
Corvinus,F. Nicholas        Senior Vice President         None
Cosmer,Thomas A.            Senior Vice President         None
Cristo,Chad H.              Vice President                None
Cropper,Joy Bacher          Asst. Vice President          None
Crowley,Colleen J.          Asst. Vice President          None
Curran,Peter J.             Senior Vice President         None
Dahill,Jessica E.           Vice President                None
Daly,Kenneth L.             Managing Director             None
Dane,Edward H.              Senior Vice President         None
Daylor,Donna M.             Vice President                None
Days,Nancy M.               Asst. Vice President          None
De Oliveira-Smith,Pamela    Asst. Vice President          None
Deluse,Laura R.             Asst. Vice President          None
DeMont,Lisa M.              Vice President                None
Dennehy,Teresa F.           Vice President                None
DiRe,Lisa M.                Asst. Vice President          None
DiStasio,Karen E.           Vice President                None
Dolan,Michael G.            Vice President                None
Donaldson,Scott M.          Vice President                None
Duffy,Deirdre E.            Senior Vice President         None
Durbin,Emily J.             Vice President                None
Edlin,David B.              Managing Director             None
Eisenkraft,Gail A.          Managing Director             None
English,James M.            Senior Vice President         None
Esposito,Vincent            Managing Director             None
Fechter,Michael J.          Vice President                None
Feldman,Susan H.            Senior Vice President         None
Fisher,C. Nancy             Managing Director             None
Fishman,Mitchell B.         Senior Vice President         None
Fiumara,Joseph C.           Vice President                None
Flaherty,Patricia C.        Senior Vice President         None
Fleisher,Kate               Vice President                None
Ford,William D.             Asst. Vice President          None
Fullerton,Brian J.          Senior Vice President         None
Gates,Judy S.               Senior Vice President         None
Gennaco,Joseph P.           Senior Vice President         None
Gindel,Caroline E.          Asst. Vice President          None
Goodfellow,Mark D.          Vice President                None
Goodman,Robert              Managing Director             None
Gould,Carol J.              Asst. Vice President          None
Grace,Anthony J.            Asst. Vice President          None
Grace,Linda K.              Vice President                None
Grossberg,Jill              Asst. Vice President          None
Grove,Denise                Vice President                None
Guay,Timothy R.             Asst. Vice President          None
Gubala,Jeffrey P.           Vice President                None
Guerin,Donnalee             Asst. Vice President          None
Guerra,Salvatore F.         Vice President                None
Hall,Debra L.               Vice President                None
Halloran,James E.           Vice President                None
Halloran,Thomas W.          Senior Vice President         None
Harbeck,John D.             Vice President                None
Harrington,Bruce D.         Vice President                None
Hartigan,Craig W.           Vice President                None
Hartley,Deborah M.          Asst. Vice President          None
Hawkins III,Howard W.       Vice President                None
Hayes-Castro,Deanna R.      Vice President                None
Hearns,Dennis P.            Senior Vice President         None
Hedstrom,Gayle A.           Asst. Vice President          None
Heffernan,Paul P.           Senior Vice President         None
Heimanson,Susan M.          Senior Vice President         None
Hochstein,Bess J.M.         Senior Vice President         None
Holly Sr.,Jeremiah K.       Vice President                None
Holmes,Maureen A.           Asst. Vice President          None
Hooley,Daniel F Jr.         Asst. Vice President          None
Hoyt,Paula J.               Asst. Vice President          None
Hurley,William J.           Managing Director & CFO       None
Isgur,Marianne P.           Asst. Vice President          None
Jacobsen,Dwight D.          Managing Director             None
Jennings,Susan M.           Asst. Vice President          None
Jordan,Stephen R.           Asst. Vice President          None
Kapinos,Peter J.            Vice President                None
Kay,Karen R.                Senior Vice President         None
Kelley,Brian J.             Vice President                None
Kelly,A.Siobhan             Asst. Vice President          None
Kennedy,Alicia C.           Asst. Vice President          None
Kennedy,Charlotte B.        Senior Vice President         None
King,David R.               Vice President                None
Kinsman,Anne                Senior Vice President         None
Kirk,Deborah H.             Senior Vice President         None
Koontz,Jill A.              Senior Vice President         None
Kreutzberg,Howard H.        Senior Vice President         None
Krieger,Marjorie B.         Vice President                None
Lacascia,Charles            Vice President                None
Lane,Linda                  Asst. Vice President          None
LaPierre,Christopher W      Asst. Vice President          None
Lathrop,James D.            Senior Vice President         None
Lawlor,Stephanie T.         Asst. Vice President          None
Leary,Joan M.               Vice President                None
Ledbetter,Charles C.        Vice President                None
Leipsitz,Margaret           Asst. Vice President          None
Lemire,Kevin                Vice President                None
Leonardo,Christine A.       Vice President                None
Levy,Eric S.                Senior Vice President         None
Lewandowski Jr.,Edward V.   Vice President                None
Lewandowski,Edward V.       Senior Vice President         None
Li,Mei                      Asst. Vice President          None
Lieberman,Samuel L.         Vice President                None
Lifsitz,David M.            Vice President                None
Lilien,David R.             Vice President                None
Linehan,Ann-Marie           Asst. Vice President          None
Litant,Lisa M.              Asst. Vice President          None
Lockwood,Maura A.           Senior Vice President         None
Lomba,Rufino R.             Senior Vice President         None
Long,Gregory T.             Vice President                None
Lucey,Kevin J               Vice President                None
Lucey,Robert F.             Director                      None
Lyons,Robert F.             Asst. Vice President          None
Malatos,Ann                 Vice President                None
Mallin,Bonnie J.            Senior Vice President         None
Mancini,Dana                Asst. Vice President          None
Manthorne,Heather M.        Asst. Vice President          None
Maravel,Alexi A.            Asst. Vice President          None
Marius,Frederick S.         Vice President                None
McAvoy,Bridget              Asst. Vice President          None
McCafferty,Karen A.         Vice President                None
McCarthy,Anne B.            Asst. Vice President          None
McConville,Paul D.          Senior Vice President         None
McCracken,Brian             Asst. Vice President          None
McCutcheon,Bruce A          Senior Vice President         None
McDermott,Daniel E.         Asst. Vice President          None
McKenna,Mark J.             Senior Vice President         None
McNamara,Laura              Vice President                None
McNamee,Mary G.             Asst. Vice President          None
Metelmann,Claye A.          Vice President                None
Milgroom,Eric D.            Asst. Vice President          None
Miller,Bart D.              Senior Vice President         None
Miller,Janis E.             Managing Director             None
Miller,Jeffrey M.           Managing Director             None
Mills,Ronald K.             Vice President                None
Minsk,Judith                Asst. Vice President          None
Mintzer,Matthew P.          Senior Vice President         None
Monahan,Kimberly A.         Vice President                None
Moody,Paul R.               Vice President                None
Moret,Mitchell L.           Senior Vice President         None
Mosher,Barry L.             Asst. Vice President          None
Mullen,Donald E.            Senior Vice President         None
Murphy,Paul G.              Vice President                None
Murray,Brendan R.           Vice President                None
Nadherny,Robert             Senior Vice President         None
Natale,Ellen E.             Asst. Vice President          None
Neary,Ellen R.              Vice President                None
Nelson,Alexander L.         Managing Director             None
Newell,Amy Jane             Vice President                None
Nickodemus,John P.          Senior Vice President         None
Nickse,Gail A.              Asst. Vice President          None
O'Brien,Lois C.             Vice President                None
O'Brien,Nancy E.            Vice President                None
O'Connell,Gayle M.          Asst. Vice President          None
Onofrio,Ellen               Asst. Vice President          None
Page,Kimberly A.M.          Asst. Vice President          None
Palmer,Patrick J.           Vice President                None
Palombo,Joseph R.           Managing Director             None
Papes,Scott A.              Vice President                None
Parr,Cynthia O.             Vice President                None
Pelletier,Dale M.           Vice President                None
Peterson,Jennifer H.        Asst. Vice President          None
Peterson,Kate               Vice President                None
Phoenix,John G.             Senior Vice President         None
Phoenix,Joseph              Senior Vice President         None
Plapinger,Keith             Senior Vice President         None
Pollock,Jeffrey F.          Vice President                None
Potorski,Margaret J.        Asst. Vice President          None
Present,Howard B.           Senior Vice President         None
Pulkrabek,Scott M.          Vice President                None
Putnam,George               Director                      Chairman and
                                                          President
Raynor,Kimberly             Vice President                None
Rezabek,Joseph L.           Asst. Vice President          None
Riley,Megan G.              Asst. Vice President          None
Ritenhouse,Marc J.          Vice President                None
Rodammer,Kris               Vice President                None
Rogers,Deborah A.           Vice President                None
Rothman,Debra V.            Vice President                None
Rowe,Robert B.              Vice President                None
Rowell,Kevin A.             Senior Vice President         None
Ruys de Perez,Charles A.    Senior Vice President         None
Ryan,Carolyn M.             Asst. Vice President          None
Ryan,Deborah A.             Vice President                None
Salm,Michael V.             Vice President                None
Saunders,Catherine A.       Senior Vice President         None
Saunders,Robbin L.          Vice President                None
Saur,Karl W.                Vice President                None
Scanlon,Michael M.          Vice President                None
Schaefer,Jennifer L.        Asst. Vice President          None
Schofield,Shannon D.        Vice President                None
Schroeder,Paul R.           Asst. Vice President          None
Schultz,Mitchell D.         Managing Director             None
Scordato,Christine A.       Senior Vice President         None
Scott,Joseph W.             Asst. Vice President          None
Segers,Elizabeth R.         Senior Vice President         None
Shamburg,John B.            Vice President                None
Sharpless,Kathy G.          Managing Director             None
Shea,Terence B.             Asst. Vice President          None
Shiebler,William N.         President & Director          Vice President
Silver,Gordon H.            Sr Managing Director          Vice President
Skistimas Jr,John J.        Vice President                None
Smith,Stuart C.             Asst. Vice President          None
Southard,Peter J.           Vice President                None
Spiegel,Steven              Sr Managing Director          None
Stack,Michael P.            Senior Vice President         None
Stanojev,Nicholas T.        Senior Vice President         None
Steinberg,Lauren B.         Asst. Vice President          None
Stern,Derek A.              Asst. Vice President          None
Stickney,Paul R.            Senior Vice President         None
Strumpf,Casey               Senior Vice President         None
Sullivan,Brian L.           Senior Vice President         None
Sullivan,Donna G            Vice President                None
Sullivan,Elaine M.          Senior Vice President         None
Sullivan,Guy                Managing Director             None
Sullivan,Kevin J.           Senior Vice President         None
Sullivan,Maryann            Asst. Vice President          None
Sullivan,Moira              Vice President                None
Sutherland,George C.        Vice President                None
Tanner,B Iris               Vice President                None
Tavares,April M.            Asst. Vice President          None
Taylor,David S.             Vice President                None
Telling,John R.             Senior Vice President         None
Tercha,Cynthia              Vice President                None
Thomas,Tracy A.             Asst. Vice President          None
Tibbetts,Richard B.         Managing Director             None
Tirado,Patrice M.           Vice President                None
Tosi,Janet E.               Vice President                None
Troped,Bonnie L.            Senior Vice President         None
Trowbridge,Wendy S.         Asst. Vice President          None
Twigg,Christine M.          Asst. Vice President          None
Vander Linde,Douglas J.     Senior Vice President         None
Verani,John R.              Senior Vice President         Vice President
Vierra,Scott G.             Vice President                None
Vora,Rajeshri               Vice President                None
Waters,Mitchell J.          Vice President                None
Waystack,Karen M.           Asst. Vice President          None
West-Smith,Deirdre          Asst. Vice President          None
Wetlaufer,Eric              Managing Director             None
Whalen,Brian                Vice President                None
Whalen,Edward F.            Senior Vice President         None
Whitaker,J. Greg            Vice President                None
White,J. Bennett            Vice President                None
Williams,Robert A.          Vice President                None
Williamson,Leigh T.         Vice President                None
Wolfson,Jane                Senior Vice President         None
Woloshin,Benjamin I.        Senior Vice President         None
Woolverton,William H.       Managing Director             None
Zeller,Michael P.           Vice President                None
Zografos,Laura J.           Vice President                None
Zukowski,Virginia A.        Senior Vice President         None






ITEM 28[/R].LOCATION OF ACCOUNTS AND
RECORDS


          Persons maintaining physical
possession of accounts, books and other
documents required to be maintained by
Section 31(a) of the Investment Company
Act of 1940 and the Rules promulgated
thereunder are Registrant's Clerk,
Beverly Marcus; Registrant's investment
adviser, Putnam Investment Management,
Inc.; Registrant's principal
underwriter, Putnam Mutual Funds Corp.;

Registrant's custodian, Putnam Fiduciary

Trust Company ("PFTC"); and Registrant's

transfer and dividend disbursing agent,

Putnam Investor Services, a division of

PFTC.  The address of the Clerk,

investment adviser, principal

underwriter, custodian and transfer and

dividend disbursing agent is One Post

Office Square, Boston, Massachusetts

02109.

ITEM 29[/R].  MANAGEMENT SERVICES

          None.

ITEM 30[/R].  UNDERTAKINGS

(a) Registrant hereby under takes, if requested to do so by the
(b) holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.




               CONSENT OF INDEPENDENT ACCOUNTANTS
We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this PostEffective Amendment No. 17 to the[/R] Registration Statement on Form N-1A(the "Registration Statement")
(File No. 333515) of our report dated August 14, 1998, relating to the financial statements and financial highlights appearing in the June 30, 1998 Annual Report[/R] of Putnam International
Growth and Income Fund, a series of Putnam Funds Trust, which financial statements and financial highlights are also incorporated by reference into the Registration Statement.
We also consent to the references to us under the heading "Independent Accountants and Financial Statements" in such
Statement of Additional Information and under the heading
"Financial highlights" in such Prospectus.[/R]




   PricewaterhouseCoopers LLP
Boston, Massachusetts
August 25, 1998


                  ----------
----------------

                             NOTICE
          A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of State of The Commonwealth of
Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.



SIGNATURES

Pursuant to the requirements
 of the Securities Act of 1933 and the Investment Company Act of 1940, the fund[/R] has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of August[/R], 1998.

PUTNAM FUNDS TRUST

By: Gordon H. Silver, Vice
President


    Pursuant to the requirements of the
Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE
TITLE

George Putnam President and
Chairman of Board; Principal
Executive Officer; Trustee

John D. Hughes Senior Vice
President; Treasurer and
Principal Financial Officer

Paul G. Bucuvalas Assistant

Treasurer and Principal

Accounting Officer

Jameson A. Baxter Trustee

Hans H. Estin Trustee John

A. Hill Trustee Ronald J.

Jackson Trustee

Paul L. Joskow Trustee

Elizabeth T. Kennan Trustee

Lawrence J. Lasser Trustee

John H. Mullin, III Trustee

Robert E. Patterson Trustee

Donald S. Perkins Trustee

William F. Pounds Trustee

George Putnam, III Trustee

A.J.C. Smith Trustee

W. Thomas Stephens Trustee

W. Nicholas Thorndike Trustee





                     By Gordon H. Silver
                     as Attorney-in-Fact




     August 28, 1998[/R]
                EXHIBIT LIST

(1)  Financial Data Schedule for Class A
     shares
(2)  Financial Data Schedule for Class B
     shares
(3)  Financial Data Schedule for Class M
     shares